UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7608

Nuveen North Carolina Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

NUVEEN
Investments

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
November 30, 2011

Nuveen Georgia Premium Income Municipal Fund
NPG

Nuveen Georgia Dividend Advantage Municipal Fund
NZX

Nuveen Georgia Dividend Advantage Municipal Fund 2
NKG

Nuveen North Carolina Premium Income Municipal Fund
NNC

Nuveen North Carolina Dividend Advantage Municipal Fund
NRB

Nuveen North Carolina Dividend Advantage Municipal Fund 2
NNO

Nuveen North Carolina Dividend Advantage Municipal Fund 3
NII

November

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Table of Contents

Chairman’s Letter to Shareholders	4
Portfolio Manager’s Comments	5
Fund Leverage and Other Information	9
Common Share Dividend and Share Price Information	12
Performance Overviews	13
Portfolios of Investments	20
Statement of Assets and Liabilities	52
Statement of Operations	54
Statement of Changes in Net Assets	56
Statement of Cash Flows	59
Financial Highlights	61
Notes to Financial Statements	73
Reinvest Automatically, Easily and Conveniently	86
Glossary of Terms Used in this Report	88
Additional Fund Information	91

Chairman’s
Letter to Shareholders

Dear Shareholders,

These are perplexing times for investors. The global economy continues to struggle. The solutions being implemented in the eurozone to deal with the debt crises of many of its member countries are not yet seen as sufficient by the financial markets. The political paralysis in the U.S. has prevented the compromises necessary to deal with the fiscal imbalance and government spending priorities. The efforts by individual consumers, governments and financial institutions to reduce their debts are increasing savings but reducing demand for the goods and services that drive employment. These developments are undermining the rebuilding of confidence by consumers, corporations and investors that is so essential to a resumption of economic growth.

Although it is painfully slow, progress is being made. In Europe, the turnover of a number of national governments reflects the realization by politicians and voters alike that leaders who practiced business as usual had to be replaced by leaders willing to face problems and accept the hard choices needed to resolve them. The recent coordinated efforts by central banks in the U.S. and Europe to provide liquidity to the largest European banks indicates that these monetary authorities are committed to facilitating a recovery in the European banking sector.

In the U.S., the failure of the congressionally appointed Debt Reduction Committee was a blow to those who hoped for a bipartisan effort to finally begin addressing the looming fiscal crisis. Nevertheless, Congress and the administration cannot ignore the issue for long. The Bush era tax cuts are scheduled to expire on December 31, 2012, and six months later the $1.2 trillion of mandatory across-the-board spending cuts under the Budget Control Act of 2011 begin to go into effect. Any legislative modification would require bipartisan support and the prospects for a bipartisan solution are unclear. The impact of these two developments would be a mixed blessing: a meaningful reduction in the annual budget deficit at the cost of slowing the economic recovery.

It is in these particularly volatile markets that professional investment management is most important. Skillful investment teams who have experienced challenging markets and remain committed to their investment disciplines are critical to the success of an investor’s long-term objectives. In fact, many long-term investment track records are built during challenging markets when managers are able to protect investors against these economic crosscurrents. Experienced investment teams know that volatile markets put a premium on companies and investment ideas that will weather the short-term volatility and that compelling values and opportunities are opened up when markets overreact to negative developments. By maintaining appropriate time horizons, diversification and relying on practiced investment teams, we believe that investors can achieve their long-term investment objectives.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
January 20, 2012

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen Georgia Premium Income Municipal Fund (NPG)
Nuveen Georgia Dividend Advantage Municipal Fund (NZX)
Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
Nuveen North Carolina Premium Income Municipal Fund (NNC)
Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)
Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)
Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII)

Portfolio manager Daniel Close discusses key investment strategies and the six-month performance of the Nuveen Georgia and North Carolina Funds. Dan, who joined Nuveen in 2000, assumed portfolio management responsibility for these seven Funds in 2007.

What key strategies were used to manage the Georgia and North Carolina Funds during the six-month reporting period ended November 30, 2011?

During this reporting period, municipal bond prices generally rallied as yields declined across the municipal curve. Part of the reason for this was the continued depressed levels of municipal bond issuance. Tax-exempt volume, which had been limited in 2010 by issuers’ extensive use of taxable Build America Bonds (BABs), continued to drift lower in 2011. For the six months ended November 30, 2011, national municipal issuance was down 17% compared with the same period in 2010, while issuance declined 9% in Georgia and 36% in North Carolina during the same period.

Despite the constrained issuance of tax-exempt municipal bonds, we continued to take a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform well over the long term. During this period, the Georgia Funds found value in a variety of sectors, purchasing industrial development revenue bonds, dedicated-tax bonds, student housing issues and tobacco credits issued by Puerto Rico. These Funds also took advantage of attractive opportunities in the secondary market to purchase gas prepayment bonds, the proceeds of which are used to help government entities control energy costs by locking in prices for natural gas that is then delivered over longer terms. In addition, NZX and NKG added airport bonds issued for Atlanta Airport. In the North Carolina Funds, all four Funds bought state housing credits, dedicated-tax bonds issued by Guam, and state appropriation credits issued for the North Carolina Turnpike. NNC also added a water and sewer issue, while NRB and NII, which had relatively more bond call proceeds to reinvest, purchased higher education, hospital, and airport credits. NRB also bought bonds issued by the North Carolina State Ports Authority.

Our focus in these seven Funds generally was on purchasing bonds with intermediate and longer maturities in order to keep the Funds’ durations within their targeted

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Nuveen Investments	5

ranges. Because the issuance of new municipal supply continued to be limited, we monitored the secondary, as well as the primary, market for attractive opportunities. Cash for new purchases was generated primarily by the proceeds from called and maturing bonds. The elevated number of bond calls provided a meaningful source of liquidity, which drove much of our activity during this period as we worked to redeploy the proceeds to keep the Funds fully invested. Overall, selling was minimal, as the bonds in our portfolios generally offered higher yields than those available in the current marketplace. The Georgia Funds sold a few bonds when retail bids were especially attractive, while NNC trimmed its position in pre-refunded bonds.

As of November 30, 2011, all of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform?

Individual results for the Nuveen Georgia and North Carolina Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 11/30/11

Fund	6-Month	1-Year	5-Year	10-Year
Georgia Funds
NPG	4.57%	6.49%	3.80%	5.29%
NZX	4.45%	6.15%	4.39%	5.98%
NKG	4.55%	6.37%	3.88%	N/A

Standard & Poor’s (S&P) Georgia Municipal Bond Index**	4.18%	6.56%	4.48%	5.01%
Standard & Poor’s (S&P) National Municipal Bond Index**	4.35%	6.50%	4.40%	5.08%
Lipper Other States Municipal Debt Funds Classification Average**	6.67%	8.40%	4.70%	5.72%

North Carolina Funds
NNC	4.79%	6.63%	4.65%	5.79%
NRB	5.21%	6.71%	5.08%	6.31%
NNO	5.17%	6.82%	4.72%	6.05%
NII	5.50%	6.88%	4.91%	N/A

Standard & Poor’s (S&P) North Carolina Municipal Bond Index**	3.83%	6.09%	4.87%	5.28%
Standard & Poor’s (S&P) National Municipal Bond Index**	4.35%	6.50%	4.40%	5.08%
Lipper Other States Municipal Debt Funds Classification Average**	6.67%	8.40%	4.70%	5.72%

For the six months ended November 30, 2011, the cumulative returns on common share net asset value (NAV) for all seven of these Nuveen Georgia and North Carolina Funds exceeded the returns for their respective state’s Standard & Poor’s (S&P) Municipal Bond Index as well as the S&P National Municipal Bond Index. For the same time period, the Funds underperformed the average return for the Lipper Other States Municipal Debt Funds Classification Average. Shareholders should note that the performance of the Lipper Other States average represents the overall average of returns for funds from ten

*	Six-month returns are cumulative; all other returns are annualized.

**	For definitions, refer to the Glossary of Terms Used in this Report.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

6	Nuveen Investments

different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of structural leverage was an important positive factor affecting the Funds’ performance. Leverage is discussed in more detail later in this report.

During this period, municipal bonds with intermediate and longer maturities generally outperformed those with shorter maturities, with bonds at the longest end of the municipal yield curve posting the strongest returns. Among these Funds, NII was advantageously situated in terms of duration and yield curve positioning, with an overexposure to the longest part of the yield curve that performed best. Duration and yield curve positioning was also a positive contributor for NPG, NKG, NRB and NNO. These Funds generally were overweighted in the outperforming longer part of the curve and had less exposure to the underperforming shorter part of the curve. NZX and NNC were not as well positioned in terms of duration and yield curve positioning, with overweights in the short end of the curve, which hampered their performance for this period.

Credit exposure also played a role in performance during these six months, as lower-rated investment-grade bonds, especially those rated BBB, generally outperformed higher-quality bonds rated AAA and AA. This outperformance was due in part to the longer durations typically associated with the lower-rated categories. Overall, credit exposure was positive for the three Georgia Funds, all of which were overweighted in bonds rated BBB. However, it traditionally has been more difficult to find suitable lower-rated credits in North Carolina. As a result, all four of the North Carolina Funds were underexposed to the BBB credit category and, at the same time, overweighted in bonds rated AAA, which detracted from their performance.

Holdings that generally made positive contributions to the Funds’ returns during this period included zero coupon bonds and health care, industrial development revenue (IDR) and transportation credits. In addition, the North Carolina Funds benefited from their holdings of housing bonds.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were the poorest performing market segment during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. Among these seven Funds, NZX, NKG, NNC and NII all had double-digit allocations to pre-refunded bonds as of November 30, 2011, which negatively impacted their performance. In the Georgia Funds, individual holdings of higher education bonds also detracted from these Funds’ performance.

APPROVED FUND MERGERS

On August 1, 2011, the Funds’ Board of Trustees approved a series of reorganizations for all the Georgia and North Carolina funds included in this report. The reorganizations in each respective state are intended to create a single larger state fund, which would potentially offer shareholders the following benefits:

•	Lower Fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;

Nuveen Investments	7

•	Enhanced secondary market trading, as larger Funds potentially make it easier for investors to buy and sell Fund shares;

•	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and

•	Increased Fund flexibility in managing the structure and cost of leverage over time.

The approved reorganizations are as follows:

Acquired Funds	Acquiring Fund
Georgia Funds
Nuveen Georgia Premium Income Municipal Fund (NPG)	Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
Nuveen Georgia Dividend Advantage Municipal Fund (NZX)

Acquired Funds	Acquiring Fund
North Carolina Funds
Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)	Nuveen North Carolina Premium Income Municipal Fund (NNC)
Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)
Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII)

A special meeting of shareholders for the purpose of voting on the reorganizations was held on December 19, 2011 and subsequently adjourned to January 31, 2012 because a sufficient number of shareholders did not vote by the original meeting date and in order to allow shareholders more time to cast their votes.

If shareholders approve the reorganizations, and upon the closing of the reorganizations, the Acquired Fund will transfer substantially all of its assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. The Acquired Fund will then be liquidated, dissolved and terminated in accordance with its Declaration of Trust.

If shareholders approve the reorganizations, Acquired Fund shareholders will become shareholders of the Acquiring Fund. Holders of common shares will receive newly issued common shares of the Acquiring Fund, the aggregate net asset value of which will be equal to the aggregate net asset value of the common shares of the Acquired Fund held immediately prior to the reorganizations (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled). Fractional shares will be sold on the open market and shareholders will receive cash in lieu of such fractional shares. Holders of MTP Shares of each Acquired Fund will receive on a one-for-one basis newly issued MTP Shares of the Acquiring Fund, in exchange for MTP Shares of the Acquired Fund held immediately prior to the reorganization, with such new Acquiring Fund MTP Shares having the same terms as exchanged MTP Shares of the Acquired Fund.

8	Nuveen Investments

Fund Leverage and
Other Information

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of all these Funds relative to the comparative indexes was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are arising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

RECENT DEVELOPMENTS REGARDING THE FUNDS’ REDEMPTION OF AUCTION RATE PREFERRED SHARES

Shortly after their respective inceptions, each of the Funds issued auction rate preferred shares (ARPS) to create structural leverage. As noted in past shareholder reports, the weekly auctions for those ARPS shares began in February 2008 to consistently fail, causing the Funds to pay the so called “maximum rate” to ARPS shareholders under the terms of the ARPS in the Funds’ charter documents. As of May 31, 2011, the Funds redeemed all of their outstanding ARPS at par and since then have relied upon inverse floating rate securities and MuniFund Term Preferred (MTP) Shares to create effective and structural leverage, respectively.

During 2010 and 2011, certain Nuveen leveraged closed-end funds (excluding all the Funds included in this report) received a demand letter from a law firm on behalf of purported holders of common shares of each such fund, alleging that Nuveen and the funds’ officers and Board of Directors/Trustees breached their fiduciary duties related to the redemption at par of the funds’ ARPS. In response, the Board established an ad hoc Demand Committee consisting of certain of its disinterested and independent Board members to investigate the claims. The Demand Committee retained independent counsel to assist it in conducting an extensive investigation. Based upon its investigation, the Demand Committee found that it was not in the best interests of each fund or its shareholders to take the actions suggested in the demand letters, and recommended that the full Board reject the demands made in the demand letters. After reviewing the

Nuveen Investments	9

findings and recommendation of the Demand Committee, the full Board of each fund unanimously adopted the Demand Committee’s recommendation.

Subsequently, the funds that received demand letters were named in a consolidated complaint as nominal defendants in a putative shareholder derivative action captioned Martin Safier, et al. v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on February 18, 2011 (the “Complaint”). The Complaint, filed on behalf of purported holders of each fund’s common shares, also named Nuveen Fund Advisors, Inc. as a defendant, together with current and former Officers and interested Directors/Trustees of each of the funds (together with the nominal defendants, collectively, the “Defendants”). The Complaint contained the same basic allegations contained in the demand letters. The Defendants filed a motion to dismiss the suit and on December 16, 2011, the court granted that motion dismissing the Complaint. The plaintiffs failed to file an appeal of the court’s decision within the required time period, resulting in the final disposition of the suit.

MTP Shares

As of November 30, 2011, the Funds have issued and outstanding MTP Shares as shown in the accompanying table.

		Shares Issued	Annual	NYSE
Fund	Series	At Liquidation Value	Interest Rate	Ticker
NPG	2015	$28,340,000	2.65%	NPG Pr C
NZX	2015	14,340,000	2.65%	NZX Pr C
NKG	2015	32,265,000	2.65%	NKG Pr C
NNC	2015	24,300,000	2.65%	NNC Pr C
NNC	2016	25,535,000	2.60%	NNC Pr D
NRB	2015	16,600,000	2.60%	NRB Pr C
NNO	2015	29,700,000	2.60%	NNO Pr C
NII	2015	28,725,000	2.65%	NII Pr C

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on MTP Shares.)

As of October 5, 2011, all 84 of the Nuveen closed-end municipal funds that had issued ARPS, approximately $11.0 billion have redeemed at liquidation value all of these shares. For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

10	Nuveen Investments

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The funds invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a fund's exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the fund could lose more than its original principal investment.

Nuveen Investments	11

Common Share Dividend and
Share Price Information

DIVIDEND INFORMATION

During the six-month reporting period ended November 30, 2011, the seven Funds in this report each had one monthly dividend reduction, effective September 2011.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2011, all of the Funds in this report except NNO and NII had positive UNII balances, based upon our best estimate, for tax purposes and a positive UNII balance for financial reporting purposes. NNO and NII had positive UNII balances, based upon our best estimate, for tax purposes and negative UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

Since the inception of the Funds’ repurchase programs, the Funds have not repurchased any of their outstanding common shares.

As of November 30, 2011, the Funds’ common share prices were trading at (+) premiums or (-) discounts to their common share NAVs as shown in the accompanying table.

	11/30/11	6-Month Average
Fund	(+)Premium/(-)Discount	(+)Premium/(-)Discount
NPG	(-)0.49%	(-)2.85%
NZX	(+)1.98%	(-)2.26%
NKG	(+)0.28%	(-)1.09%
NNC	(+)1.36%	(-)1.47%
NRB	(+)4.59%	(+)0.07%
NNO	(+)2.48%	(-)1.59%
NII	(+)2.47%	(-)1.22%

12	Nuveen Investments

NPG	Nuveen Georgia
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2011

Fund Snapshot
Common Share Price	$14.22
Common Share Net Asset Value (NAV)	$14.29
Premium/(Discount) to NAV	-0.49%
Market Yield	4.77%
Taxable-Equivalent Yield1	7.05%
Net Assets Applicable to Common Shares ($000)	$54,428

Leverage
Structural Leverage	34.24%
Effective Leverage	36.76%

Average Annual Total Return
(Inception 5/20/93)
	On Share Price	On NAV
6-Month (Cumulative)	9.83%	4.57%
1-Year	8.06%	6.49%
5-Year	4.88%	3.80%
10-Year	4.67%	5.29%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/General	23.5%
Tax Obligation/Limited	14.6%
Education and Civic Organizations	13.9%
Water and Sewer	12.8%
Health Care	8.9%
Utilities	8.7%
U.S. Guaranteed	6.7%
Other	10.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	13

NZX	Nuveen Georgia
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of November 30, 2011

Fund Snapshot
Common Share Price	$14.90
Common Share Net Asset Value (NAV)	$14.61
Premium/(Discount) to NAV	1.98%
Market Yield	4.91%
Taxable-Equivalent Yield1	7.25%
Net Assets Applicable to Common Shares ($000)	$28,818

Leverage
Structural Leverage	33.23%
Effective Leverage	35.87%

Average Annual Total Return
(Inception 9/25/01)
	On Share Price	On NAV
6-Month (Cumulative)	10.50%	4.45%
1-Year	5.21%	6.15%
5-Year	3.49%	4.39%
10-Year	5.45%	5.98%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/General	20.4%
Health Care	15.2%
Water and Sewer	10.7%
U.S. Guaranteed	10.5%
Education and Civic Organizations	9.7%
Tax Obligation/Limited	9.5%
Transportation	4.9%
Utilities	4.8%
Other	14.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

14	Nuveen Investments

NKG	Nuveen Georgia
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of November 30, 2011

Fund Snapshot
Common Share Price	$14.09
Common Share Net Asset Value (NAV)	$14.05
Premium/(Discount) to NAV	0.28%
Market Yield	4.90%
Taxable-Equivalent Yield1	7.24%
Net Assets Applicable to Common Shares ($000)	$64,023

Leverage
Structural Leverage	33.51%
Effective Leverage	36.04%

Average Annual Total Return
(Inception 9/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	3.82%	4.55%
1-Year	7.27%	6.37%
5-Year	5.70%	3.88%
Since Inception	4.62%	4.89%

Portfolio Composition3
(as a % of total investments)
Water and Sewer	18.8%
Tax Obligation/General	17.1%
U.S. Guaranteed	12.6%
Tax Obligation/Limited	12.3%
Education and Civic Organizations	11.4%
Health Care	10.7%
Housing/Multifamily	4.2%
Other	12.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	15

NNC	Nuveen North Carolina
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2011

Fund Snapshot
Common Share Price	$14.86
Common Share Net Asset Value (NAV)	$14.66
Premium/(Discount) to NAV	1.36%
Market Yield	4.72%
Taxable-Equivalent Yield1	7.11%
Net Assets Applicable to Common Shares ($000)	$93,325

Leverage
Structural Leverage	34.81%
Effective Leverage	37.09%

Average Annual Total Return
(Inception 5/20/93)
	On Share Price	On NAV
6-Month (Cumulative)	5.72%	4.79%
1-Year	7.32%	6.63%
5-Year	5.30%	4.65%
10-Year	5.14%	5.79%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	18.7%
Health Care	18.0%
U.S. Guaranteed	16.2%
Water and Sewer	13.0%
Education and Civic Organizations	12.6%
Transportation	7.5%
Utilities	5.7%
Other	8.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

16	Nuveen Investments

NRB	Nuveen North Carolina
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of November 30, 2011

Fund Snapshot
Common Share Price	$15.71
Common Share Net Asset Value (NAV)	$15.02
Premium/(Discount) to NAV	4.59%
Market Yield	5.04%
Taxable-Equivalent Yield1	7.59%
Net Assets Applicable to Common Shares ($000)	$34,146

Leverage
Structural Leverage	32.71%
Effective Leverage	41.04%

Average Annual Total Return
(Inception 1/25/01)
	On Share Price	On NAV
6-Month (Cumulative)	8.04%	5.21%
1-Year	7.00%	6.71%
5-Year	5.46%	5.08%
10-Year	6.09%	6.31%

Portfolio Composition3
(as a % of total investments)
Water and Sewer	26.7%
Tax Obligation/Limited	18.7%
Health Care	17.6%
Transportation	8.8%
Tax Obligation/General	6.8%
Education and Civic Organizations	5.9%
Utilities	5.0%
Other	10.5%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	17

NNO	Nuveen North Carolina
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of November 30, 2011

Fund Snapshot
Common Share Price	$15.27
Common Share Net Asset Value (NAV)	$14.90
Premium/(Discount) to NAV	2.48%
Market Yield	5.03%
Taxable-Equivalent Yield1	7.58%
Net Assets Applicable to Common Shares ($000)	$55,933

Leverage
Structural Leverage	34.68%
Effective Leverage	38.20%

Average Annual Total Return
(Inception 11/15/01)
	On Share Price	On NAV
6-Month (Cumulative)	10.38%	5.17%
1-Year	8.56%	6.82%
5-Year	5.84%	4.72%
10-Year	5.76%	6.05%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	24.0%
Health Care	22.3%
Water and Sewer	19.4%
Transportation	8.6%
Tax Obligation/General	6.1%
Education and Civic Organizations	5.6%
Other	14.0%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

18	Nuveen Investments

NII	Nuveen North Carolina
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 3
as of November 30, 2011

Fund Snapshot
Common Share Price	$14.96
Common Share Net Asset Value (NAV)	$14.60
Premium/(Discount) to NAV	2.47%
Market Yield	5.01%
Taxable-Equivalent Yield1	7.55%
Net Assets Applicable to Common Shares ($000)	$57,499

Leverage
Structural Leverage	33.31%
Effective Leverage	38.64%

Average Annual Total Return
(Inception 9/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	8.03%	5.50%
1-Year	7.18%	6.88%
5-Year	6.33%	4.91%
Since Inception	5.18%	5.44%

Portfolio Composition3
(as a % of total investments)
Water and Sewer	22.3%
Tax Obligation/Limited	18.4%
U.S. Guaranteed	18.0%
Health Care	16.1%
Utilities	9.0%
Transportation	5.8%
Other	10.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	19

Nuveen Georgia Premium Income Municipal Fund
NPG	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.6% (2.4% of Total Investments)
$25,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	BBB–	$1,153,250
1,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	830,160
26,000	Total Consumer Staples			1,983,410
	Education and Civic Organizations – 21.0% (13.9% of Total Investments)
750	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	776,648
1,000	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/16 – AMBAC Insured	12/12 at 100.00	N/R	1,026,390
1,300	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	Aa3	1,321,151
1,550	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/21 – SYNCORA GTY Insured	8/14 at 100.00	A1	1,623,594
700	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University of West Georgia, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured	9/14 at 100.00	A1	733,257
1,535	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004, 5.250%, 5/01/15 – NPFG Insured	5/14 at 100.00	Aa3	1,681,992
150	Georgia Higher Education Facilities Authority, Revenue Bonds, USG Real Estate Foundation I LLC Project, Series 2008, 6.000%, 6/15/28	6/18 at 100.00	A2	161,525
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2009B, Trust 3404:
270	17.400%, 3/01/17 (IF)	No Opt. Call	AA	342,311
430	17.429%, 3/01/17 (IF)	No Opt. Call	AA	533,578
1,180	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured	7/15 at 100.00	A2	1,218,421
1,490	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series 2005A, 5.000%, 12/01/34 – SYNCORA GTY Insured	12/15 at 100.00	A3	1,518,921
500	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002, 5.000%, 7/01/22 – NPFG Insured	7/12 at 100.00	Aa3	505,505
10,855	Total Education and Civic Organizations			11,443,293
	Health Care – 13.5% (8.9% of Total Investments)
140	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.250%, 12/01/22	2/12 at 100.00	BB	124,876
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
100	5.000%, 12/01/19	12/14 at 100.00	BBB–	102,229
900	5.250%, 12/01/22	12/14 at 100.00	BBB–	914,211
185	5.000%, 12/01/26	12/14 at 100.00	BBB–	177,548
100	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2010, 5.000%, 6/15/40	6/20 at 100.00	AA–	100,585
1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40	12/20 at 100.00	N/R	1,025,080
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B:
300	5.125%, 2/15/40	No Opt. Call	A+	290,841
1,700	5.250%, 2/15/45	2/41 at 100.00	A+	1,669,689
900	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/35	10/17 at 100.00	A2	902,844
225	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA	226,481

20	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	Baa1	$1,004,550
800	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	800,544
7,350	Total Health Care			7,339,478
	Housing/Multifamily – 1.9% (1.2% of Total Investments)
100	Cobb County Development Authority, Georgia, Revenue Bonds, KSU University II Real Estate Foundation, LLC Project, Series 2011, 5.000%, 7/15/41 – AGM Insured	7/21 at 100.00	AA–	103,195
1,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	926,430
1,100	Total Housing/Multifamily			1,029,625
	Housing/Single Family – 1.7% (1.1% of Total Investments)
900	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative Minimum Tax)	12/22 at 100.00	AAA	900,657
	Industrials – 3.2% (2.1% of Total Investments)
1,000	Cartersville Development Authority, Georgia, Sewage and Solid Waste Disposal Facilities Refunding and Revenue Bonds, Anheuser Busch Project, Senior Lien Series 2007, 5.500%, 3/01/44 (Alternative Minimum Tax)	9/12 at 100.00	A–	1,002,940
750	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	746,880
1,750	Total Industrials			1,749,820
	Materials – 1.9% (1.2% of Total Investments)
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)	2/12 at 100.50	BBB	1,010,980
	Tax Obligation/General – 35.6% (23.5% of Total Investments)
540	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	546,140
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/27 – NPFG Insured	1/17 at 100.00	Aa1	521,035
2,100	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2002, 5.125%, 1/01/32 – NPFG Insured	1/12 at 101.00	Aa1	2,113,125
2,215	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	2,365,842
3,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center Project, Series 2002, 5.200%, 7/01/32 – NPFG Insured	7/12 at 101.00	Aa2	3,040,680
1,090	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/19 – NPFG Insured	7/13 at 101.00	Aa2	1,136,837
1,000	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization Bonds, Loan Pool Series 2011, 5.125%, 3/15/31	3/21 at 100.00	Aaa	1,070,660
905	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose Project, Series 2009, 5.375%, 5/01/32 – AGC Insured	5/19 at 100.00	AA–	952,992
1,000	Georgia State, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,147,220
100	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	112,516
210	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	241,469
1,800	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)	2/18 at 100.00	AAA	1,911,096
1,060	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/20 – NPFG Insured	7/14 at 101.00	Aa1	1,119,710
2,500	Paulding County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 2/01/33	2/17 at 100.00	AA+	2,584,300

Nuveen Investments	21

Nuveen Georgia Premium Income Municipal Fund (continued)
NPG	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$500	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – SYNCORA GTY Insured	3/16 at 100.00	N/R	$487,990
18,520	Total Tax Obligation/General			19,351,612
	Tax Obligation/Limited – 22.1% (14.6% of Total Investments)
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
70	5.250%, 12/01/19 – AGC Insured	No Opt. Call	AA–	76,783
420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA–	437,665
750	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	A–	784,695
	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
50	5.400%, 1/01/20	7/15 at 100.00	A–	51,373
150	5.600%, 1/01/30	7/15 at 100.00	A–	150,089
150	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	140,565
2,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds, Performing Arts Center, Series 2004, 5.000%, 1/01/22	1/14 at 100.00	AAA	2,147,700
25	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	A+	29,895
3,890	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	Baa1	4,205,129
135	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42 (WI/DD, Settling 12/01/11)	1/22 at 100.00	A	137,336
2,600	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public Facilities Projects, Series 2002A, 5.375%, 8/01/17	8/12 at 101.00	AA	2,707,640
1,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa2	1,181,960
11,240	Total Tax Obligation/Limited			12,050,830
	Transportation – 4.4% (2.9% of Total Investments)
2,290	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/26 – AGM Insured	1/15 at 100.00	AA–	2,372,280
	U.S. Guaranteed – 10.1% (6.7% of Total Investments) (4)
735	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	N/R (4)	774,381
1,950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AA– (4)	2,133,359
25	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/20 (Pre-refunded 1/01/17) – FGIC Insured	1/17 at 100.00	A+ (4)	28,111
500	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/16 (Pre-refunded 8/01/12)	8/12 at 100.00	Aaa	515,935
2,000	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) – NPFG Insured	2/12 at 102.00	Aaa	2,060,140
5,210	Total U.S. Guaranteed			5,511,926
	Utilities – 13.1% (8.7% of Total Investments)
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/25 – NPFG Insured	1/17 at 100.00	A	1,058,550
975	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/20 – FGIC Insured	No Opt. Call	A+	1,075,649
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
250	5.000%, 3/15/20	No Opt. Call	A	249,453
500	5.000%, 3/15/21	No Opt. Call	A	493,280
750	5.000%, 3/15/22	No Opt. Call	A	736,223
250	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.000%, 3/15/18	No Opt. Call	Aa3	272,458
1,000	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A, 5.000%, 11/01/20 – NPFG Insured	11/13 at 100.00	A1	1,063,960

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 – NPFG Insured	1/13 at 100.00	A2	$1,033,430
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BBB–	1,172,844
6,925	Total Utilities			7,155,847
	Water and Sewer – 19.3% (12.8% of Total Investments)
190	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 – FGIC Insured	2/12 at 100.00	A1	190,017
1,225	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/24 – AGM Insured	11/14 at 100.00	AA–	1,276,475
2,490	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AA	2,605,412
335	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 – AMBAC Insured	6/13 at 100.00	Aa2	342,765
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
500	5.000%, 6/01/32	6/18 at 100.00	Aa2	524,150
150	5.000%, 6/01/37	6/18 at 100.00	Aa2	155,600
890	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	Aa2	921,346
750	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – AGM Insured	4/17 at 100.00	Aaa	778,920
500	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization Bonds, Cobb County-Marietta Water Authority Loans, Series 2011, 5.250%, 2/15/36	2/21 at 100.00	Aaa	532,835
1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/21 – AGM Insured	No Opt. Call	AA–	1,187,609
1,000	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.500%, 1/01/38	1/19 at 100.00	Aa2	1,081,787
890	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa2	915,371
9,920	Total Water and Sewer			10,512,287
$103,060	Total Investments (cost $79,292,855) – 151.4%			82,412,045
	Floating Rate Obligations – (2.2)%			(1,190,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (52.1)% (5)			(28,340,000)
	Other Assets Less Liabilities – 2.9%			1,545,964
	Net Assets Applicable to Common Shares – 100%			$54,428,009

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.4%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	23

Nuveen Georgia Dividend Advantage Municipal Fund
NZX	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.4% (1.7% of Total Investments)
$15,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	BBB–	$691,950
	Education and Civic Organizations – 13.8% (9.7% of Total Investments)
500	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	517,765
1,200	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	Aa3	1,219,524
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2001, 5.000%, 10/01/20 – AMBAC Insured	4/12 at 100.00	N/R	1,011,310
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2009B, Trust 3404:
145	17.400%, 3/01/17 (IF)	No Opt. Call	AA	183,834
230	17.429%, 3/01/17 (IF)	No Opt. Call	AA	285,402
750	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002, 5.000%, 7/01/19 – NPFG Insured	7/12 at 100.00	Aa3	761,355
3,825	Total Education and Civic Organizations			3,979,190
	Energy – 1.8% (1.3% of Total Investments)
650	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Ba2	525,376
	Health Care – 21.6% (15.2% of Total Investments)
55	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1997, 5.250%, 12/01/12	2/12 at 100.00	BB	54,857
195	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	6/12 at 100.00	BB	164,931
500	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.250%, 12/01/22	12/14 at 100.00	BBB–	507,895
115	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2010, 5.000%, 6/15/40	6/20 at 100.00	AA–	115,673
500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40	12/20 at 100.00	N/R	512,540
600	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/41 at 100.00	A+	589,302
500	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/35	10/17 at 100.00	A2	501,580
	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009:
200	5.000%, 8/01/32	8/19 at 100.00	AA	203,106
300	5.000%, 8/01/35	8/19 at 100.00	AA	301,974
500	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	Baa1	502,275
2,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2002, 5.250%, 10/01/27 – AMBAC Insured	10/12 at 101.00	A+	2,014,620
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	750,510
6,215	Total Health Care			6,219,263
	Housing/Multifamily – 3.1% (2.2% of Total Investments)
500	Cobb County Development Authority, Georgia, Revenue Bonds, KSU University II Real Estate Foundation, LLC Project, Series 2011, 5.000%, 7/15/41 – AGM Insured	7/21 at 100.00	AA–	515,975
350	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	324,251

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$50	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University – TUFF/Atlanta Housing LLC, Series 2001A, 5.250%, 9/01/32 – AMBAC Insured	3/12 at 102.00	N/R	$49,466
900	Total Housing/Multifamily			889,692
	Housing/Single Family – 5.6% (3.9% of Total Investments)
650	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative Minimum Tax)	2/12 at 100.00	AAA	650,475
1,000	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.500%, 12/01/27 (Alternative Minimum Tax)	12/15 at 100.00	AAA	971,650
1,650	Total Housing/Single Family			1,622,125
	Industrials – 5.2% (3.7% of Total Investments)
1,000	Cartersville Development Authority, Georgia, Waste and Wastewater Facilities Revenue Refunding Bonds, Anheuser Busch Cos. Inc. Project, Series 2002, 5.950%, 2/01/32 (Alternative Minimum Tax)	2/12 at 100.00	A–	1,002,240
500	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	497,920
1,500	Total Industrials			1,500,160
	Materials – 2.2% (1.5% of Total Investments)
20	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)	11/13 at 100.00	BBB	20,096
600	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)	2/12 at 101.00	BBB	606,966
620	Total Materials			627,062
	Tax Obligation/General – 29.0% (20.4% of Total Investments)
360	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	364,093
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/27 – NPFG Insured	1/17 at 100.00	Aa1	521,035
1,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2002, 5.375%, 1/01/19 – NPFG Insured	1/12 at 101.00	Aa1	1,012,100
200	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	213,620
2,000	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization Bonds, Loan Pool Series 2011, 5.125%, 3/15/31	3/21 at 100.00	Aaa	2,141,320
250	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose Project, Series 2009, 5.500%, 5/01/38 – AGC Insured	5/19 at 100.00	AA–	261,520
500	Georgia State, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	573,610
700	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	787,612
100	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	114,985
1,000	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)	2/18 at 100.00	AAA	1,061,720
500	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/20 – NPFG Insured	7/14 at 101.00	Aa1	528,165
150	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	155,051
600	Paulding County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 2/01/33	2/17 at 100.00	AA+	620,232
7,860	Total Tax Obligation/General			8,355,063

Nuveen Investments	25

Nuveen Georgia Dividend Advantage Municipal Fund (continued)
NZX	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 13.5% (9.5% of Total Investments)
$40	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA–	$41,682
500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31	No Opt. Call	N/R	526,515
100	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	A–	104,626
	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
330	5.400%, 1/01/20	7/15 at 100.00	A–	339,062
75	5.600%, 1/01/30	7/15 at 100.00	A–	75,044
750	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	702,825
	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993:
250	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	Baa1	269,725
90	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	Baa1	97,291
135	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42 (WI/DD, Settling 12/01/11)	1/22 at 100.00	A	137,336
1,525	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public Facilities Projects, Series 2002A, 5.000%, 8/01/14	8/12 at 101.00	AA	1,584,384
3,795	Total Tax Obligation/Limited			3,878,490
	Transportation – 7.0% (4.9% of Total Investments)
1,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2011B, 5.000%, 1/01/30	1/21 at 100.00	A+	1,005,400
1,000	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Refunding Series 2004C, 5.000%, 1/01/33 – AGM Insured	7/14 at 100.00	AA–	1,018,760
2,000	Total Transportation			2,024,160
	U.S. Guaranteed – 15.0% (10.5% of Total Investments) (4)
1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2002, 5.250%, 12/01/21 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	Aa2 (4)	1,048,850
1,500	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	N/R (4)	1,580,370
500	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AA– (4)	547,015
1,100	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) – NPFG Insured	2/12 at 102.00	Aaa	1,133,077
4,100	Total U.S. Guaranteed			4,309,312
	Utilities – 6.8% (4.8% of Total Investments)
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
500	5.000%, 3/15/20	No Opt. Call	A	498,905
250	5.000%, 3/15/21	No Opt. Call	A	246,640
250	5.000%, 3/15/22	No Opt. Call	A	245,408
400	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.000%, 3/15/18	No Opt. Call	Aa3	435,932
500	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A, 5.250%, 11/01/15 – NPFG Insured	11/13 at 100.00	A1	537,295
1,900	Total Utilities			1,964,180

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 15.2% (10.7% of Total Investments)
$1,200	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/24 – AGM Insured	11/14 at 100.00	AA–	$1,250,424
625	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AA	653,969
350	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 6/01/37	6/18 at 100.00	Aa2	363,066
890	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	Aa2	921,346
375	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – AGM Insured	4/17 at 100.00	Aaa	389,460
385	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/35 – FGIC Insured	1/14 at 100.00	AA–	391,528
400	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa2	411,402
4,225	Total Water and Sewer			4,381,195
$54,240	Total Investments (cost $39,836,279) – 142.2%			40,967,218
	Floating Rate Obligations – (2.3)%			(660,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (49.8)% (5)			(14,340,000)
	Other Assets Less Liabilities – 9.9%			2,850,661
	Net Assets Applicable to Common Shares – 100%			$28,817,879

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	27

Nuveen Georgia Dividend Advantage Municipal Fund 2
NKG	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.0% (2.0% of Total Investments)
$5,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	BBB–	$230,650
2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	1,660,320
7,000	Total Consumer Staples			1,890,970
	Education and Civic Organizations – 16.9% (11.4% of Total Investments)
2,320	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2002, 5.000%, 12/01/33 – AMBAC Insured	12/12 at 100.00	Aa2	2,335,428
500	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	517,765
1,225	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/18 – AMBAC Insured	12/12 at 100.00	N/R	1,251,338
2,500	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	Aa3	2,540,675
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech – Klaus Parking and Family Housing, Series 2003, 5.000%, 11/01/23 – NPFG Insured	11/13 at 100.00	Aa3	2,109,380
1,050	Fulton County Development Authority, Georgia, Revenue Bonds, TUFF Morehouse Project, Series 2002A, 5.000%, 2/01/34 – AMBAC Insured	2/12 at 100.00	A2	1,050,452
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2009B, Trust 3404:
315	17.400%, 3/01/17 (IF)	No Opt. Call	AA	399,363
490	17.429%, 3/01/17 (IF)	No Opt. Call	AA	608,031
10,400	Total Education and Civic Organizations			10,812,432
	Health Care – 15.9% (10.7% of Total Investments)
50	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1997, 5.250%, 12/01/12	2/12 at 100.00	BB	49,870
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
65	5.250%, 12/01/22	2/12 at 100.00	BB	57,978
550	5.375%, 12/01/28	6/12 at 100.00	BB	465,190
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
185	5.000%, 12/01/19	12/14 at 100.00	BBB–	189,124
1,000	5.250%, 12/01/22	12/14 at 100.00	BBB–	1,015,790
500	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2010, 5.000%, 6/15/40	6/20 at 100.00	AA–	502,925
1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40	12/20 at 100.00	N/R	1,025,080
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B:
700	5.125%, 2/15/40	No Opt. Call	A+	678,629
1,645	5.250%, 2/15/45	2/41 at 100.00	A+	1,615,670
1,140	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/35	10/17 at 100.00	A2	1,143,602
	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009:
225	5.000%, 8/01/32	8/19 at 100.00	AA	228,494
450	5.000%, 8/01/35	8/19 at 100.00	AA	452,961

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	Baa1	$2,009,100
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	750,510
10,260	Total Health Care			10,184,923
	Housing/Multifamily – 6.3% (4.2% of Total Investments)
1,000	Cobb County Development Authority, Georgia, Revenue Bonds, KSU University II Real Estate Foundation, LLC Project, Series 2011, 5.000%, 7/15/41 – AGM Insured	7/21 at 100.00	AA–	1,031,950
25	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	23,161
	Savannah Economic Development Authority, Georgia, GNMA Collateralized Multifamily Housing Revenue Bonds, Snap I-II-III Apartments, Series 2002A:
500	5.150%, 11/20/22 (Alternative Minimum Tax)	11/12 at 102.00	AA+	511,035
980	5.200%, 11/20/27 (Alternative Minimum Tax)	11/12 at 102.00	AA+	990,584
1,465	5.250%, 11/20/32 (Alternative Minimum Tax)	11/12 at 102.00	AA+	1,477,995
3,970	Total Housing/Multifamily			4,034,725
	Housing/Single Family – 0.2% (0.2% of Total Investments)
170	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.550%, 12/01/31 (Alternative Minimum Tax)	12/15 at 100.00	AAA	161,325
	Industrials – 4.5% (3.0% of Total Investments)
2,190	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A, 5.000%, 4/01/33 (Alternative Minimum Tax)	4/16 at 101.00	BBB	2,105,138
750	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	746,880
2,940	Total Industrials			2,852,018
	Materials – 2.6% (1.8% of Total Investments)
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)	2/12 at 100.50	BBB	1,010,980
250	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)	2/12 at 101.00	BBB	252,903
370	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa3	404,758
1,620	Total Materials			1,668,641
	Tax Obligation/General – 25.3% (17.1% of Total Investments)
600	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	606,822
900	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	961,290
1,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center Project, Series 2002, 5.200%, 7/01/32 – NPFG Insured	7/12 at 101.00	Aa2	1,013,560
1,000	Forsyth County, Georgia, General Obligation Bonds, Series 2004, 5.250%, 3/01/19	3/14 at 101.00	Aaa	1,090,070
1,000	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization Bonds, Loan Pool Series 2011, 5.125%, 3/15/31	3/21 at 100.00	Aaa	1,070,660
915	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose Project, Series 2009, 5.500%, 5/01/38 – AGC Insured	5/19 at 100.00	AA–	957,163
1,000	Georgia State, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,147,220

Nuveen Investments	29

Nuveen Georgia Dividend Advantage Municipal Fund 2 (continued)
NKG	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,700	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	$1,912,772
1,645	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	1,891,503
750	Georgia, General Obligation Bonds, Series 1998D, 5.250%, 10/01/15	No Opt. Call	AAA	873,818
2,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)	2/18 at 100.00	AAA	2,229,612
295	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	304,933
1,200	Paulding County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 2/01/33	2/17 at 100.00	AA+	1,240,464
950	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – SYNCORA GTY Insured	3/16 at 100.00	N/R	927,181
15,055	Total Tax Obligation/General			16,227,068
	Tax Obligation/Limited – 18.3% (12.3% of Total Investments)
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
5	5.250%, 12/01/21 – AGC Insured	No Opt. Call	AA–	5,367
620	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA–	646,077
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31	No Opt. Call	N/R	1,053,030
500	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	A–	523,130
	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
450	5.400%, 1/01/20	7/15 at 100.00	A–	462,357
350	5.600%, 1/01/30	7/15 at 100.00	A–	350,207
750	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	702,825
	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993:
210	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	Baa1	226,569
1,755	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	Baa1	1,897,173
750	Georgia Municipal Association Inc., Certificates of Participation, Atlanta Court Project, Series 2002, 5.125%, 12/01/21 – AMBAC Insured	6/12 at 101.00	N/R	762,420
135	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42 (WI/DD, Settling 12/01/11)	1/22 at 100.00	A	137,336
2,500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa2	2,954,900
1,945	Tift County Hospital Authority, Georgia, Revenue Anticipation Bonds, Tift Regional Medical Center, Series 2002, 5.250%, 12/01/19 – AMBAC Insured	12/12 at 101.00	Aa3	1,985,767
10,970	Total Tax Obligation/Limited			11,707,158
	Transportation – 3.2% (2.1% of Total Investments)
1,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2011B, 5.000%, 1/01/30	1/21 at 100.00	A+	1,005,400
1,000	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%, 1/01/34 – AGM Insured	1/15 at 100.00	AA–	1,021,010
2,000	Total Transportation			2,026,410
	U.S. Guaranteed – 18.7% (12.6% of Total Investments) (4)
180	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2002, 5.000%, 12/01/33 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	Aa2 (4)	188,343
1,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.250%, 10/01/22 (Pre-refunded 10/01/12) – AGM Insured	10/12 at 100.00	AA– (4)	1,041,780

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$1,000	Cherokee County School System, Georgia, General Obligation Bonds, Series 2003, 5.000%, 8/01/16 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	AA+ (4)	$1,076,420
1,020	Elberton, Georgia, Combined Utility System Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 1/01/22 (Pre-refunded 1/01/12) – AMBAC Insured	1/12 at 100.00	A3 (4)	1,024,213
	Newnan Hospital Authority, Georgia, Revenue Anticipation Certificates, Newnan Hospital Inc., Series 2002:
2,260	5.500%, 1/01/19 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	Aa3 (4)	2,387,193
3,020	5.500%, 1/01/20 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	Aa3 (4)	3,189,966
	Oconee County, Georgia, General Obligation Bonds, Recreation Project, Series 2003:
1,410	5.500%, 1/01/23 (Pre-refunded 1/01/13) – AMBAC Insured	1/13 at 101.00	Aa2 (4)	1,503,257
1,470	5.250%, 1/01/26 (Pre-refunded 1/01/13) – AMBAC Insured	1/13 at 101.00	Aa2 (4)	1,563,242
11,360	Total U.S. Guaranteed			11,974,414
	Utilities – 5.7% (3.8% of Total Investments)
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/25 – NPFG Insured	1/17 at 100.00	A	1,058,550
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
250	5.000%, 3/15/20	No Opt. Call	A	249,453
500	5.000%, 3/15/21	No Opt. Call	A	493,280
500	5.000%, 3/15/22	No Opt. Call	A	490,815
300	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.000%, 3/15/18	No Opt. Call	Aa3	326,949
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 – NPFG Insured	1/13 at 100.00	A2	1,033,430
3,550	Total Utilities			3,652,477
	Water and Sewer – 27.9% (18.8% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
500	5.250%, 11/01/15 – AGM Insured	11/14 at 100.00	AA–	552,690
700	5.000%, 11/01/37 – AGM Insured	11/14 at 100.00	AA–	708,778
3,500	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/27 – AGM Insured	10/12 at 100.00	AA–	3,539,095
1,990	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AA	2,082,237
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
500	5.000%, 6/01/32	6/18 at 100.00	Aa2	524,150
500	5.000%, 6/01/37	6/18 at 100.00	Aa2	518,665
1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/29 – NPFG Insured	12/15 at 100.00	Aa2	1,046,250
445	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	Aa2	460,673
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2002, 5.000%, 4/01/32	4/13 at 100.00	Aaa	4,156,400
375	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – AGM Insured	4/17 at 100.00	Aaa	389,460
Nuveen Investments	31

Nuveen Georgia Dividend Advantage Municipal Fund 2 (continued)
NKG	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$3,100	Harris County, Georgia, Water System Revenue Bonds, Series 2002, 5.000%, 12/01/22 – AMBAC Insured	12/12 at 100.00	N/R	$3,192,068
685	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa2	704,526
17,295	Total Water and Sewer			17,874,992
$96,590	Total Investments (cost $92,430,293) – 148.5%			95,067,553
	Floating Rate Obligations – (2.2)%			(1,395,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (50.4)% (5)			(32,265,000)
	Other Assets Less Liabilities – 4.1%			2,615,079
	Net Assets Applicable to Common Shares – 100%			$64,022,632

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.9%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

32	Nuveen Investments

Nuveen North Carolina Premium Income Municipal Fund
NNC	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 19.7% (12.6% of Total Investments)
$2,500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2005A, 5.000%, 10/01/41 (UB)	10/15 at 100.00	AA+	$2,582,125
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A:
970	5.250%, 4/01/23 – SYNCORA GTY Insured	4/13 at 100.00	N/R	985,695
500	5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	497,695
2,285	North Carolina State University at Raleigh, General Revenue Bonds, Series 2003A, 5.000%, 10/01/15	10/13 at 100.00	Aa1	2,461,082
1,530	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/15 – AMBAC Insured	No Opt. Call	A+	1,705,598
	University of North Carolina Wilmington, Certificates of Participation, Student Housing Project Revenue Bonds, Series 2006:
1,430	5.000%, 6/01/23 – FGIC Insured	6/16 at 100.00	A–	1,515,586
1,505	5.000%, 6/01/24 – FGIC Insured	6/16 at 100.00	A–	1,584,765
	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2003:
2,380	5.000%, 12/01/19	12/13 at 100.00	Aaa	2,520,991
2,725	5.000%, 12/01/21	12/13 at 100.00	Aaa	2,926,105
1,500	5.000%, 12/01/23	12/13 at 100.00	Aaa	1,607,985
17,325	Total Education and Civic Organizations			18,387,627
	Energy – 1.5% (0.9% of Total Investments)
1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	Ba2	1,378,200
	Health Care – 28.3% (18.0% of Total Investments)
1,145	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/27	10/17 at 100.00	N/R	1,016,062
2,300	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	2,316,997
500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds, Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	514,175
1,000	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA–	1,029,500
225	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA–	234,110
	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A:
500	5.250%, 11/01/40	11/20 at 100.00	A+	506,910
3,000	5.000%, 11/01/43	11/20 at 100.00	A+	2,964,480
500	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue Ridge HealthCare, Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	472,880
1,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian Regional HealthCare System, Series 2011A, 6.500%, 7/01/31	7/21 at 100.00	BBB+	1,061,050
920	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series 2009A, 5.625%, 10/01/38 – AGC Insured	10/14 at 100.00	AA–	942,411
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/19	11/13 at 100.00	A+	2,050,760
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Stanly Memorial Hospital, Series 1999, 6.375%, 10/01/29	4/12 at 100.00	BBB+	2,020,640
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A:
1,000	5.500%, 1/01/19	1/12 at 100.00	A+	1,001,670
550	5.500%, 1/01/20	1/12 at 100.00	A+	550,847
1,760	5.375%, 1/01/32	1/12 at 100.00	A+	1,760,405

Nuveen Investments	33

Nuveen North Carolina Premium Income Municipal Fund (continued)
NNC	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$3,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 2002, 5.375%, 6/01/32	6/12 at 101.00	A	$3,005,130
1,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/27	11/17 at 100.00	A–	1,500,315
1,395	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	A	1,346,468
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System, Series 2004A:
600	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A	623,094
500	5.250%, 7/01/22 – AMBAC Insured	7/14 at 100.00	A	515,750
300	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	302,697
655	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – NPFG Insured	10/16 at 100.00	Baa1	662,945
26,350	Total Health Care			26,399,296
	Housing/Multifamily – 3.5% (2.3% of Total Investments)
2,260	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock Apartments, Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax)	7/13 at 105.00	AA+	2,324,184
1,000	North Carolina Capital Facilities Financing Agency, Housing Revenue Bonds, Elizabeth City State University, Series 2003A, 5.000%, 6/01/28 – AMBAC Insured	6/13 at 100.00	N/R	965,670
3,260	Total Housing/Multifamily			3,289,854
	Housing/Single Family – 2.7% (1.7% of Total Investments)
760	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	760,251
895	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	887,240
100	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	101,112
800	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	794,768
2,555	Total Housing/Single Family			2,543,371
	Long-Term Care – 0.4% (0.2% of Total Investments)
375	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	N/R	350,355
	Materials – 0.5% (0.3% of Total Investments)
500	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	450,400
	Tax Obligation/General – 4.5% (2.9% of Total Investments)
1,820	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/21	4/17 at 100.00	AAA	2,089,032
2,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	2,116,400
3,820	Total Tax Obligation/General			4,205,432
	Tax Obligation/Limited – 29.4% (18.7% of Total Investments)
1,700	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26	6/13 at 100.00	AA+	1,749,657
950	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA+	989,292
1,505	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A, 5.000%, 6/01/33	6/13 at 100.00	AA+	1,525,318

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002:
$1,050	5.250%, 6/01/20	6/12 at 101.00	AAA	$1,084,167
1,750	5.000%, 6/01/25	6/12 at 101.00	AAA	1,802,395
1,400	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 – NPFG Insured	6/17 at 100.00	AA–	1,483,790
1,000	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/14 – AMBAC Insured	No Opt. Call	Aa3	1,095,060
395	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42 (WI/DD, Settling 12/01/11)	1/22 at 100.00	A	401,834
750	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/28 – AGC Insured	6/19 at 100.00	AA–	793,965
	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004:
1,715	5.250%, 4/01/18 – AGM Insured	4/14 at 100.00	AA–	1,844,723
500	5.250%, 4/01/20 – AGM Insured	4/14 at 100.00	AA–	531,030
1,000	5.250%, 4/01/22 – AGM Insured	4/14 at 100.00	AA–	1,051,810
200	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A, 5.000%, 2/01/27	No Opt. Call	AA+	215,384
3,315	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	AA	3,531,834
2,000	Puerto Rico Highway and Transportation Authority, Grant Anticipation Revenue Bonds, Series 2004, 5.000%, 9/15/21 – NPFG Insured	3/14 at 100.00	A+	2,021,100
3,675	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	845,544
285	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	303,032
1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 – AGM Insured	6/14 at 102.00	AA–	1,076,130
1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 12/01/27 – AGM Insured	12/17 at 100.00	AA–	1,064,140
1,950	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 – AGM Insured (UB)	6/17 at 100.00	AA–	1,998,497
1,200	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	1,276,236
700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	737,940
29,040	Total Tax Obligation/Limited			27,422,878
	Transportation – 11.8% (7.5% of Total Investments)
2,500	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.000%, 7/01/39	7/20 at 100.00	Aa3	2,571,075
	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A:
600	5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	Aa3	625,428
2,710	5.000%, 7/01/29 – NPFG Insured	7/14 at 100.00	Aa3	2,767,506
1,020	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	1,055,802
600	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	643,356
4,230	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B, 0.000%, 1/01/33 – AGC Insured	No Opt. Call	AA–	1,329,489
500	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%, 7/01/20 – SYNCORA GTY Insured	7/15 at 100.00	A2	537,980
1,375	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/36	No Opt. Call	Aa3	1,451,794
13,535	Total Transportation			10,982,430

Nuveen Investments	35

Nuveen North Carolina Premium Income Municipal Fund (continued)
NNC	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 25.3% (16.2% of Total Investments) (4)
$1,330	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/17 (Pre-refunded 2/01/13)	2/13 at 100.00	AA (4)	$1,406,555
1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa2 (4)	2,006,748
1,890	Craven County, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 (Pre-refunded 5/01/12) – AMBAC Insured	5/12 at 101.00	AA (4)	1,947,059
3,035	Durham County, North Carolina, General Obligation Bonds, Series 2002B, 5.000%, 4/01/16 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	3,084,288
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A, 5.000%, 2/01/23 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (4)	1,641,960
735	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	Aa3 (4)	824,464
4,260	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%, 1/01/20 (ETM)	No Opt. Call	Aaa	5,240,098
1,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20 (Pre-refunded 6/01/14)	6/14 at 100.00	AA+ (4)	1,661,010
	North Carolina, Certificates of Participation, Series 2003:
1,130	5.250%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (4)	1,210,275
1,000	5.250%, 6/01/23 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (4)	1,071,040
	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
420	5.375%, 4/01/22 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	438,022
460	5.375%, 4/01/22 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	479,656
120	5.375%, 4/01/22 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	A+ (4)	125,138
1,675	University of North Carolina, Wilmington, General Revenue Bonds, Series 2002A, 5.000%, 1/01/23 (Pre-refunded 1/01/12) – AMBAC Insured	1/12 at 101.00	A1 (4)	1,698,718
800	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.000%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	819,288
21,655	Total U.S. Guaranteed			23,654,319
	Utilities – 8.9% (5.7% of Total Investments)
25	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003C, 5.375%, 1/01/17	1/13 at 100.00	A–	26,085
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F, 5.500%, 1/01/15	1/13 at 100.00	A–	3,139,260
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	1,118,750
	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
5	5.500%, 1/01/17 – FGIC Insured	1/17 at 100.00	Baa1	5,014
65	5.500%, 1/01/21	2/12 at 100.00	A–	65,125
165	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	200,343
575	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	600,950
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/15 – AMBAC Insured	1/13 at 100.00	A	2,099,280
1,000	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A1	1,017,530
7,835	Total Utilities			8,272,337

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 20.4% (13.0% of Total Investments)
$1,605	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2005, 5.000%, 6/01/20 – SYNCORA GTY Insured	6/15 at 100.00	A2	$1,691,510
500	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA	522,730
2,135	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2011, 5.000%, 8/01/31	8/21 at 100.00	AA	2,321,663
2,540	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/36	2/21 at 100.00	AA	2,706,116
1,000	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	1,082,110
1,295	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A, 5.000%, 6/01/26	6/15 at 100.00	AAA	1,374,526
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
550	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	602,223
1,000	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA–	1,093,620
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011:
500	5.625%, 6/01/30 – AGC Insured	6/21 at 100.00	AA–	553,085
1,300	5.750%, 6/01/36 – AGC Insured	6/21 at 100.00	AA–	1,415,607
500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%, 6/01/23 – SYNCORA GTY Insured	6/14 at 100.00	A+	537,520
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/18 at 100.00	Baa2	1,034,790
3,865	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%, 6/01/37 (UB)	6/17 at 100.00	AAA	4,118,042
17,790	Total Water and Sewer			19,053,542
$145,540	Total Investments (cost $140,566,122) – 156.9%			146,390,041
	Floating Rate Obligations – (5.6)%			(5,195,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (53.4)% (5)			(49,835,000)
	Other Assets Less Liabilities – 2.1%			1,964,495
	Net Assets Applicable to Common Shares – 100%			$93,324,536

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	37

Nuveen North Carolina Dividend Advantage Municipal Fund
NRB	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 9.8% (5.9% of Total Investments)
$750	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured	4/21 at 100.00	AA–	$754,680
150	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	149,309
285	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%, 4/01/17 – AMBAC Insured	No Opt. Call	A+	294,513
1,750	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/25	6/12 at 100.00	Aaa	1,755,758
400	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	Aaa	400,052
3,335	Total Education and Civic Organizations			3,354,312
	Energy – 1.4% (0.8% of Total Investments)
500	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Ba2	478,185
	Health Care – 29.5% (17.6% of Total Investments)
590	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38	10/17 at 100.00	N/R	485,299
950	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	957,021
1,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds, Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	1,028,350
250	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA–	257,375
30	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA–	31,215
	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A:
1,000	5.250%, 11/01/40	11/20 at 100.00	A+	1,013,820
500	5.000%, 11/01/43	11/20 at 100.00	A+	494,080
250	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue Ridge HealthCare, Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	236,440
180	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian Regional HealthCare System, Series 2011A, 6.500%, 7/01/31	7/21 at 100.00	BBB+	190,989
330	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series 2009A, 5.625%, 10/01/38 – AGC Insured	10/14 at 100.00	AA–	338,039
1,110	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A, 5.250%, 1/01/15	1/12 at 100.00	A+	1,112,575
980	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/26	5/12 at 100.00	A+	980,941
1,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 2002, 5.250%, 6/01/22	6/12 at 101.00	A	1,521,825
500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20	11/17 at 100.00	A–	530,215
250	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	A	241,303
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	151,349
500	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – NPFG Insured	10/16 at 100.00	Baa1	506,065
10,070	Total Health Care			10,076,901

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 5.4% (3.3% of Total Investments)
$305	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	$305,101
225	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	223,049
1,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	1,011,120
320	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	317,907
1,850	Total Housing/Single Family			1,857,177
	Long-Term Care – 1.8% (1.1% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
200	5.400%, 10/01/27	10/16 at 100.00	N/R	191,170
300	5.500%, 10/01/31	10/16 at 100.00	N/R	283,377
150	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	N/R	140,142
650	Total Long-Term Care			614,689
	Materials – 1.1% (0.6% of Total Investments)
400	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	360,320
	Tax Obligation/General – 11.4% (6.8% of Total Investments)
1,000	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/21	4/17 at 100.00	AAA	1,147,820
	North Carolina State, General Obligation Bonds, Series 2004A:
1,000	5.000%, 3/01/18	3/14 at 100.00	AAA	1,090,980
1,000	5.000%, 3/01/22	3/14 at 100.00	AAA	1,079,650
550	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	582,010
3,550	Total Tax Obligation/General			3,900,460
	Tax Obligation/Limited – 31.3% (18.7% of Total Investments)
1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26 (UB)	6/13 at 100.00	AA+	1,440,894
305	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA+	317,615
160	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 – NPFG Insured	6/17 at 100.00	AA–	174,526
1,870	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/15 – AMBAC Insured	12/12 at 100.00	AA–	1,956,001
1,250	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 – AMBAC Insured	6/14 at 100.00	Aa3	1,315,438
1,390	Durham, North Carolina, Certificates of Participation, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AA+	1,494,528
135	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42 (WI/DD, Settling 12/01/11)	1/22 at 100.00	A	137,336
50	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/28 – AGC Insured	6/19 at 100.00	AA–	52,931
1,500	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	AA	1,598,115
525	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	120,792
470	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project, Series 2004B, 5.000%, 6/01/20	6/14 at 100.00	AA+	499,558

Nuveen Investments	39

Nuveen North Carolina Dividend Advantage Municipal Fund (continued)
NRB	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$170	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	$180,756
150	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 12/01/27 – AGM Insured	12/17 at 100.00	AA–	159,621
700	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 – AGM Insured (UB)	6/17 at 100.00	AA–	717,409
250	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	265,883
250	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	263,550
10,575	Total Tax Obligation/Limited			10,694,953
	Transportation – 14.8% (8.8% of Total Investments)
1,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.000%, 7/01/39	7/20 at 100.00	Aa3	1,028,430
700	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2010B, 5.000%, 7/01/36 (Alternative Minimum Tax)	No Opt. Call	Aa3	691,670
360	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	372,636
500	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A3	514,320
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
140	5.000%, 1/01/21 – AGC Insured	No Opt. Call	AA–	158,563
50	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA–	54,575
285	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	307,583
275	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	294,872
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA–	682,801
175	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA–	41,169
300	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%, 7/01/20 – SYNCORA GTY Insured	7/15 at 100.00	A2	322,788
550	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/36	No Opt. Call	Aa3	580,718
6,635	Total Transportation			5,050,125
	U.S. Guaranteed – 7.9% (4.7% of Total Investments) (4)
100	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	113,255
300	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	Aa3 (4)	336,516
	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
235	5.375%, 4/01/17 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	244,494
1,020	5.375%, 4/01/17 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	1,063,768
910	5.375%, 4/01/17 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	948,884
2,565	Total U.S. Guaranteed			2,706,917
	Utilities – 8.4% (5.0% of Total Investments)
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	559,375
745	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/17 – FGIC Insured	2/12 at 100.00	Baa1	747,041
25	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	26,128
1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A1	1,526,295
2,770	Total Utilities			2,858,839

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 44.8% (26.7% of Total Investments)
$100	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA	$104,546
505	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35	8/18 at 100.00	AA	531,709
1,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,075,040
250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41	2/21 at 100.00	AA	264,783
1,500	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	1,623,164
500	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A, 5.000%, 6/01/25	6/15 at 100.00	AAA	533,409
700	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	766,464
400	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%, 6/01/23 – SYNCORA GTY Insured	6/14 at 100.00	A+	430,015
550	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/18 at 100.00	Baa2	569,134
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,440	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	4,739,878
3,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	3,168,090
5	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals Series 11-R-645-2, 14.001%, 3/01/14 (IF)	No Opt. Call	AAA	5,840
1,385	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%, 6/01/37 (UB)	6/17 at 100.00	AAA	1,475,676
14,335	Total Water and Sewer			15,287,748
$57,235	Total Investments (cost $55,292,807) – 167.6%			57,240,626
	Floating Rate Obligations – (21.0)%			(7,160,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (48.6)% (5)			(16,600,000)
	Other Assets Less Liabilities – 2.0%			664,882
	Net Assets Applicable to Common Shares – 100%			$34,145,508

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	41

Nuveen North Carolina Dividend Advantage Municipal Fund 2
NNO	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 9.0% (5.6% of Total Investments)
	Appalachian State University, North Carolina, Housing and Student Center System Revenue Refunding Bonds, Series 2002:
$1,040	5.000%, 7/15/14 – NPFG Insured	7/12 at 100.00	Aa3	$1,068,319
1,000	5.000%, 7/15/15 – NPFG Insured	7/12 at 100.00	Aa3	1,022,370
800	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	796,312
1,000	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/22 – AMBAC Insured	4/15 at 100.00	A+	1,087,410
500	University of North Carolina Wilmington, Certificates of Participation, Student Housing Project Revenue Bonds, Series 2006, 5.000%, 6/01/21 – FGIC Insured	6/16 at 100.00	A–	537,550
250	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	Aaa	250,033
250	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured	3/15 at 100.00	A	266,565
4,840	Total Education and Civic Organizations			5,028,559
	Energy – 1.7% (1.1% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Ba2	956,370
	Health Care – 35.7% (22.3% of Total Investments)
1,065	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38	10/17 at 100.00	N/R	876,005
500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	503,695
750	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds, Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	771,263
1,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42	1/21 at 100.00	AA–	1,031,010
1,640	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31	1/12 at 100.00	AA–	1,640,853
500	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA–	514,750
120	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA–	124,859
	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A:
1,250	5.250%, 11/01/40	11/20 at 100.00	A+	1,267,275
1,000	5.000%, 11/01/43	11/20 at 100.00	A+	988,160
1,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue Ridge HealthCare, Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	945,760
500	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian Regional HealthCare System, Series 2011A, 6.500%, 7/01/31	7/21 at 100.00	BBB+	530,525
680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cleveland County Healthcare System, Refunding Series 2011A, 5.750%, 1/01/35	1/21 at 100.00	A	697,122
455	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series 2009A, 5.625%, 10/01/38 – AGC Insured	10/14 at 100.00	AA–	466,084
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/20	11/13 at 100.00	A+	2,045,160
1,005	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A, 5.250%, 1/01/13	1/12 at 100.00	A+	1,008,055

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 2002:
$1,000	5.500%, 6/01/15	6/12 at 101.00	A	$1,024,720
2,100	5.250%, 6/01/22	6/12 at 101.00	A	2,130,555
925	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/27	11/17 at 100.00	A–	925,194
1,250	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	A	1,206,513
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System, Series 2004A:
595	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A	617,902
500	5.250%, 7/01/22 – AMBAC Insured	7/14 at 100.00	A	515,750
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	151,349
19,985	Total Health Care			19,982,559
	Housing/Single Family – 3.3% (2.1% of Total Investments)
265	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	265,087
	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 13A:
495	4.700%, 7/01/12 (Alternative Minimum Tax)	2/12 at 100.00	AA	496,143
500	4.850%, 7/01/13 (Alternative Minimum Tax)	2/12 at 100.00	AA	500,945
100	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	101,112
500	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	496,730
1,860	Total Housing/Single Family			1,860,017
	Long-Term Care – 1.7% (1.1% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
250	5.400%, 10/01/27	10/16 at 100.00	N/R	238,963
600	5.500%, 10/01/31	10/16 at 100.00	N/R	566,754
185	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	N/R	172,842
1,035	Total Long-Term Care			978,559
	Materials – 0.5% (0.3% of Total Investments)
300	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	270,240
	Tax Obligation/General – 9.8% (6.1% of Total Investments)
1,475	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/22	4/17 at 100.00	AAA	1,678,078
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,138,862
500	North Carolina State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	539,825
2,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	2,116,400
5,025	Total Tax Obligation/General			5,473,165
	Tax Obligation/Limited – 38.5% (24.0% of Total Investments)
1,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.000%, 6/01/28	6/13 at 100.00	AA+	1,784,108
575	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA+	598,782
1,850	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.250%, 6/01/18	6/12 at 101.00	AAA	1,910,199
800	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 – NPFG Insured	6/17 at 100.00	AA–	847,880

Nuveen Investments	43

Nuveen North Carolina Dividend Advantage Municipal Fund 2 (continued)
NNO	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42 (WI/DD, Settling 12/01/11)	1/22 at 100.00	A	$269,585
500	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/29 –	6/19 at 100.00	AA–	524,365
	AGC Insured Hartnett County, North Carolina, Certificates of Participation, Series 2002:
1,000	5.250%, 12/01/15 – AGM Insured	12/12 at 101.00	AA–	1,054,670
2,025	5.375%, 12/01/16 – AGM Insured	12/12 at 101.00	AA–	2,136,335
715	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004, 5.250%, 4/01/20 – AGM Insured	4/14 at 100.00	AA–	759,373
1,750	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	AA	1,864,468
1,380	Pasquotank County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/25 – NPFG Insured	6/14 at 100.00	A	1,411,726
2,070	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series 2004B, 5.000%, 4/01/29 – AMBAC Insured	4/14 at 100.00	AA–	2,106,142
2,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	603,960
	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project, Series 2004B:
805	5.000%, 6/01/20	6/14 at 100.00	AA+	855,626
1,310	5.000%, 6/01/21	6/14 at 100.00	AA+	1,385,836
115	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	122,276
1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 – AGM Insured	6/14 at 102.00	AA–	1,076,130
100	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 12/01/27 – AGM Insured	12/17 at 100.00	AA–	106,414
1,150	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 – AGM Insured (UB)	6/17 at 100.00	AA–	1,178,601
500	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	531,765
400	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	421,680
22,685	Total Tax Obligation/Limited			21,549,921
	Transportation – 13.7% (8.6% of Total Investments)
1,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.000%, 7/01/39	7/20 at 100.00	Aa3	1,028,430
1,935	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.000%, 7/01/34 – NPFG Insured	7/14 at 100.00	Aa3	1,958,530
660	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	683,166
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
90	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA–	98,234
220	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	237,433
430	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	461,072
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	AA–	52,811
125	0.000%, 1/01/33 – AGC Insured	No Opt. Call	AA–	39,288
50	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA–	14,018
5,600	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA–	1,395,968
350	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA–	82,338
435	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%, 7/01/20 – SYNCORA GTY Insured	7/15 at 100.00	A2	468,043
1,100	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/36	No Opt. Call	Aa3	1,161,435
12,145	Total Transportation			7,680,766

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 7.6% (4.7% of Total Investments) (4)
$30	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/16 (Pre-refunded 2/01/13)	2/13 at 100.00	AA (4)	$31,727
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	226,510
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	Aa3 (4)	560,860
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,000	5.000%, 3/01/21 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,097,870
1,250	5.000%, 3/01/22 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,372,338
130	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/19 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	A+ (4)	135,567
505	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%, 4/01/19 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	526,579
270	University of North Carolina, Charlotte, Parking System Revenue Bonds, Series 2002, 5.000%, 1/01/20 (Pre-refunded 1/01/12) – NPFG Insured	1/12 at 101.00	A1 (4)	273,812
3,885	Total U.S. Guaranteed			4,225,263
	Utilities – 7.5% (4.7% of Total Investments)
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	559,375
	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
745	5.500%, 1/01/17 – FGIC Insured	2/12 at 100.00	Baa1	747,041
15	5.500%, 1/01/21	2/12 at 100.00	A–	15,029
225	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	235,154
2,600	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A1	2,645,578
4,085	Total Utilities			4,202,177
	Water and Sewer – 31.2% (19.4% of Total Investments)
500	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA	522,730
500	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35	8/18 at 100.00	AA	526,445
1,520	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.250%, 7/01/13	No Opt. Call	AAA	1,636,812
500	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41	2/21 at 100.00	AA	529,565
1,000	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/23 – NPFG Insured	6/13 at 100.00	AA	1,048,680
3,050	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	3,300,436
610	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/23 – NPFG Insured	6/18 at 100.00	A2	655,896
700	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	766,465
500	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011, 5.750%, 6/01/36 – AGC Insured	6/21 at 100.00	AA–	544,461

Nuveen Investments	45

Nuveen North Carolina Dividend Advantage Municipal Fund 2 (continued)
NNO	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
$3,095	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	$3,304,036
975	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	1,029,629
40	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals Series 11-R-645-2, 13.696%, 3/01/14 (IF)	No Opt. Call	AAA	48,103
1,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/25 – AGM Insured	6/15 at 100.00	AA	1,086,987
2,275	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%, 6/01/37 (UB)	6/17 at 100.00	AAA	2,423,944
16,265	Total Water and Sewer			17,424,189
$93,110	Total Investments (cost $86,470,719) – 160.2%			89,631,785
	Floating Rate Obligations – (8.6)%			(4,805,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (53.1)% (5)			(29,700,000)
	Other Assets Less Liabilities – 1.5%			805,863
	Net Assets Applicable to Common Shares – 100%			$55,932,648

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.1%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

46	Nuveen Investments

Nuveen North Carolina Dividend Advantage Municipal Fund 3
NII	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.9% (1.8% of Total Investments)
$2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	$1,660,320
	Education and Civic Organizations – 3.4% (2.1% of Total Investments)
750	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured	4/21 at 100.00	AA–	754,680
200	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	199,078
440	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.000%, 4/01/27 – AMBAC Insured	No Opt. Call	A+	449,750
500	University of North Carolina Wilmington, Certificates of Participation, Student Housing Project Revenue Bonds, Series 2006, 5.000%, 6/01/21 – FGIC Insured	6/16 at 100.00	A–	537,550
1,890	Total Education and Civic Organizations			1,941,058
	Energy – 1.7% (1.0% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Ba2	956,370
	Health Care – 26.0% (16.1% of Total Investments)
	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
695	5.250%, 10/01/27	10/17 at 100.00	N/R	616,736
70	5.250%, 10/01/38	10/17 at 100.00	N/R	57,578
1,200	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	1,208,868
500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds, Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	514,175
1,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42	1/21 at 100.00	AA–	1,031,010
580	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31	1/12 at 100.00	AA–	580,302
520	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA–	535,340
180	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA–	187,288
	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A:
2,000	5.250%, 11/01/40	11/20 at 100.00	A+	2,027,640
500	5.000%, 11/01/43	11/20 at 100.00	A+	494,080
1,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue Ridge HealthCare, Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	945,760
1,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian Regional HealthCare System, Series 2011A, 6.500%, 7/01/31	7/21 at 100.00	BBB+	1,061,050
1,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cleveland County Healthcare System, Refunding Series 2011A, 5.750%, 1/01/35	1/21 at 100.00	A	1,025,180
545	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series 2009A, 5.625%, 10/01/38 – AGC Insured	10/14 at 100.00	AA–	558,276
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/18	11/13 at 100.00	A+	2,060,800
1,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/27	11/17 at 100.00	A–	1,000,210

Nuveen Investments	47

Nuveen North Carolina Dividend Advantage Municipal Fund 3 (continued)
NII	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$400	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	A	$386,084
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	151,349
500	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – NPFG Insured	10/16 at 100.00	Baa1	506,065
14,840	Total Health Care			14,947,791
	Housing/Multifamily – 1.8% (1.1% of Total Investments)
1,000	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock Apartments, Series 2003, 5.150%, 1/01/22 (Alternative Minimum Tax)	7/13 at 105.00	AA+	1,051,190
	Housing/Single Family – 3.4% (2.1% of Total Investments)
450	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	446,099
1,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	1,011,120
495	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	491,763
1,945	Total Housing/Single Family			1,948,982
	Long-Term Care – 1.7% (1.1% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
250	5.400%, 10/01/27	10/16 at 100.00	N/R	238,963
600	5.500%, 10/01/31	10/16 at 100.00	N/R	566,754
190	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	N/R	177,513
1,040	Total Long-Term Care			983,230
	Materials – 0.3% (0.2% of Total Investments)
200	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	180,160
	Tax Obligation/General – 1.6% (1.0% of Total Investments)
300	North Carolina State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	323,895
550	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	582,010
850	Total Tax Obligation/General			905,905
	Tax Obligation/Limited – 29.7% (18.4% of Total Investments)
2,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.000%, 6/01/33	6/13 at 100.00	AA+	2,787,125
575	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA+	598,782
800	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 – NPFG Insured	6/17 at 100.00	AA–	847,880
3,000	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 6/01/23 – AMBAC Insured	12/12 at 100.00	AA–	3,096,390
265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42 (WI/DD, Settling 12/01/11)	1/22 at 100.00	A	269,585
200	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/28 – AGC Insured	6/19 at 100.00	AA–	211,724

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$500	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004, 5.250%, 4/01/20 – AGM Insured	4/14 at 100.00	AA–	$531,030
200	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A, 5.000%, 2/01/27	No Opt. Call	AA+	215,384
1,500	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	AA	1,598,115
2,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	603,960
565	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	600,748
565	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 – AMBAC Insured	9/12 at 101.00	A1	578,470
1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 12/01/27 – AGM Insured	12/17 at 100.00	AA–	1,064,140
1,200	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 – AGM Insured (UB)	6/17 at 100.00	AA–	1,229,844
1,785	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/20 – AMBAC Insured	6/13 at 101.00	Aa2	1,894,224
500	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	531,765
400	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	421,680
18,430	Total Tax Obligation/Limited			17,080,846
	Transportation – 9.2% (5.8% of Total Investments)
500	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.000%, 7/01/39	7/20 at 100.00	Aa3	514,215
700	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2010B, 5.000%, 7/01/36 (Alternative Minimum Tax)	No Opt. Call	Aa3	691,670
660	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	683,166
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
260	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	280,602
1,155	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	1,238,460
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
2,295	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA–	643,426
140	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA–	34,899
300	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA–	70,575
1,100	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/36	No Opt. Call	Aa3	1,161,435
7,110	Total Transportation			5,318,448
	U.S. Guaranteed – 29.0% (18.0% of Total Investments) (4)
1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/22 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa2 (4)	2,006,748
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	226,510
	Forsyth County, North Carolina, Certificates of Participation, Public Facilities and Equipment Project, Series 2002:
1,325	5.125%, 1/01/16 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	1,405,441
770	5.250%, 1/01/19 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	817,794
2,500	Kannapolis, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001B, 5.250%, 2/01/26 (Pre-refunded 2/01/12) – AGM Insured (Alternative Minimum Tax)	2/12 at 101.00	AA– (4)	2,546,525

Nuveen Investments	49

Nuveen North Carolina Dividend Advantage Municipal Fund 3 (continued)
NII	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Lincoln County, North Carolina, General Obligation Bonds, Series 2002A:
$850	5.000%, 6/01/19 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 101.00	AA– (4)	$878,985
900	5.000%, 6/01/20 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 101.00	AA– (4)	930,690
1,050	5.000%, 6/01/21 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 101.00	AA– (4)	1,085,805
1,600	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2002A, 5.125%, 7/01/42 (Pre-refunded 10/01/12)	10/12 at 100.00	Aaa	1,665,312
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	Aa3 (4)	560,860
1,000	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20 (Pre-refunded 6/01/14)	6/14 at 100.00	AA+ (4)	1,107,340
400	Raleigh, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 6/01/21 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	409,644
1,435	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 (Pre-refunded 9/01/12) – AMBAC Insured	9/12 at 101.00	A1 (4)	1,500,235
	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
265	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	275,425
610	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	634,266
585	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	608,166
15,790	Total U.S. Guaranteed			16,659,746
	Utilities – 14.5% (9.0% of Total Investments)
150	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F, 5.500%, 1/01/16	1/13 at 100.00	A–	156,846
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	559,375
1,400	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	A–	1,492,274
	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
1,210	5.500%, 1/01/17 – FGIC Insured	1/17 at 100.00	Baa1	1,213,315
95	6.000%, 1/01/22	No Opt. Call	A–	115,349
15	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	18,213
275	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	287,411
2,665	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/15 – AMBAC Insured	1/13 at 100.00	A	2,797,291
250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A	288,053
1,400	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A1	1,424,542
7,960	Total Utilities			8,352,669
	Water and Sewer – 36.0% (22.3% of Total Investments)
2,000	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA	2,090,920
425	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/28	8/18 at 100.00	AA	460,896
	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011:
1,320	5.000%, 2/01/36	2/21 at 100.00	AA	1,406,328
500	5.000%, 2/01/41	2/21 at 100.00	AA	529,565
300	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/18 – NPFG Insured	6/13 at 100.00	AA	317,214

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$3,050	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	$3,300,436
600	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/23 – NPFG Insured	6/18 at 100.00	A2	645,144
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
70	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	76,647
20	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA–	21,872
300	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011, 5.750%, 6/01/36 – AGC Insured	6/21 at 100.00	AA–	326,679
500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%, 6/01/23 – SYNCORA GTY Insured	6/14 at 100.00	A+	537,520
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,950	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	5,284,322
3,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	3,168,089
5	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals Series 11-R-645-2, 14.001%, 3/01/14 (IF)	No Opt. Call	AAA	5,839
2,375	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%, 6/01/37 (UB)	6/17 at 100.00	AAA	2,530,491
19,415	Total Water and Sewer			20,701,962
$93,470	Total Investments (cost $89,910,350) – 161.2%			92,688,677
	Floating Rate Obligations – (13.0)%			(7,480,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (50.0)% (5)			(28,725,000)
	Other Assets Less Liabilities – 1.8%			1,014,976
	Net Assets Applicable to Common Shares – 100%			$57,498,653

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	51

Statement of
Assets & Liabilities
November 30, 2011 (Unaudited)

	Georgia Premium Income (NPG	)	Georgia Dividend Advantage (NZX	)	Georgia Dividend Advantage 2 (NKG	)
Assets
Investments, at value (cost $79,292,855, $39,836,279 and $92,430,293, respectively)	$82,412,045		$40,967,218		$95,067,553
Cash	503,141		821,863		1,373,670
Receivables:
Interest	1,405,553		715,647		1,574,724
Investments sold	—		1,723,539		50,000
Deferred offering costs	423,992		271,898		468,018
Other assets	11,072		5,392		12,680
Total assets	84,755,803		44,505,557		98,546,645
Liabilities
Cash overdraft	—		—		—
Floating rate obligations	1,190,000		660,000		1,395,000
Payables:
Common share dividends	201,732		114,301		256,090
Interest	62,587		31,669		71,255
Investments purchased	135,998		355,697		207,400
Offering costs	91,665		85,933		129,570
MuniFund Term Preferred (MTP) Shares, at liquidation value	28,340,000		14,340,000		32,265,000
Accrued expenses:
Management fees	43,751		22,818		50,802
Other	262,061		77,260		148,896
Total liabilities	30,327,794		15,687,678		34,524,013
Net assets applicable to Common shares	$54,428,009		$28,817,879		$64,022,632
Common shares outstanding	3,807,553		1,972,858		4,555,754
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.29		$14.61		$14.05
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$38,076		$19,729		$45,558
Paid-in surplus	52,240,915		27,848,072		64,090,808
Undistributed (Over-distribution of) net investment income	160,075		47,324		58,629
Accumulated net realized gain (loss)	(1,130,247)		(228,185)		(2,809,623)
Net unrealized appreciation (depreciation)	3,119,190		1,130,939		2,637,260
Net assets applicable to Common shares	$54,428,009		$28,817,879		$64,022,632
Authorized shares:
Common	Unlimited		Unlimited		Unlimited
Auction Rate Preferred Shares (ARPS)	Unlimited		Unlimited		Unlimited
MTP	Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

52	Nuveen Investments

	North Carolina Premium Income (NNC	)	North Carolina Dividend Advantage (NRB	)	North Carolina Dividend Advantage 2 (NNO )	North Carolina Dividend Advantage 3 (NII )
Assets
Investments, at value (cost $140,566,122, $55,292,807, $86,470,719 and $89,910,350, respectively)	$146,390,041		$57,240,626		$89,631,785	$92,688,677
Cash	—		—		—	—
Receivables:
Interest	2,473,387		909,005		1,522,264	1,512,652
Investments sold	3,122,307		613,983		117,353	593,491
Deferred offering costs	991,072		335,633		473,151	450,425
Other assets	19,328		7,396		12,631	11,109
Total assets	152,996,135		59,106,643		91,757,184	95,256,354
Liabilities
Cash overdraft	2,985,506		666,929		473,301	681,584
Floating rate obligations	5,195,000		7,160,000		4,805,000	7,480,000
Payables:
Common share dividends	346,323		145,368		234,990	242,078
Interest	108,988		35,965		64,347	63,437
Investments purchased	397,919		135,998		266,958	266,958
Offering costs	333,640		119,209		129,645	130,504
MuniFund Term Preferred (MTP) Shares, at liquidation value	49,835,000		16,600,000		29,700,000	28,725,000
Accrued expenses:
Management fees	74,389		26,645		40,604	44,386
Other	394,834		71,021		109,691	123,754
Total liabilities	59,671,599		24,961,135		35,824,536	37,757,701
Net assets applicable to Common shares	$93,324,536		$34,145,508		$55,932,648	$57,498,653
Common shares outstanding	6,367,083		2,273,321		3,753,377	3,937,735
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.66		$15.02		$14.90	$14.60
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$63,671		$22,733		$37,534	$39,377
Paid-in surplus	87,813,209		32,127,119		53,084,556	55,386,773
Undistributed (Over-distribution of) net investment income	81,278		49,990		(5,698)	(71,913)
Accumulated net realized gain (loss)	(457,541)		(2,153)		(344,810)	(633,911)
Net unrealized appreciation (depreciation)	5,823,919		1,947,819		3,161,066	2,778,327
Net assets applicable to Common shares	$93,324,536		$34,145,508		$55,932,648	$57,498,653
Authorized shares:
Common	Unlimited		Unlimited		Unlimited	Unlimited
Auction Rate Preferred Shares (ARPS)	Unlimited		Unlimited		Unlimited	Unlimited
MTP	Unlimited		Unlimited		Unlimited	Unlimited

See accompanying notes to financial statements.

Nuveen Investments	53

Statement of
Operations
Six Months Ended November 30, 2011 (Unaudited)

	Georgia Premium Income (NPG	)	Georgia Dividend Advantage (NZX )	Georgia Dividend Advantage 2 (NKG	)
Investment Income	$2,061,363		$1,097,052	$2,361,668
Expenses
Management fees	266,081		138,847	309,519
Shareholders’ servicing agent fees and expenses	9,942		8,341	8,366
Interest expense and amortization of offering costs	443,861		233,583	504,913
Custodian’s fees and expenses	9,095		6,018	10,674
Trustees’ fees and expenses	1,302		678	1,514
Professional fees	10,474		9,806	10,766
Shareholders’ reports – printing and mailing expenses	12,362		7,206	12,371
Stock exchange listing fees	1,582		125	1,463
Investor relations expense	3,223		1,845	3,676
Reorganization expense	225,000		50,000	110,000
Other expenses	25,318		24,830	29,904
Total expenses before custodian fee credit and expense reimbursement	1,008,240		481,279	1,003,166
Custodian fee credit	(236)		(309)	(185)
Expense reimbursement	—		(7,354)	—
Net expenses	1,008,004		473,616	1,002,981
Net investment income (loss)	1,053,359		623,436	1,358,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	44,295		74,633	83,175
Change in net unrealized appreciation (depreciation) of investments	1,347,073		557,836	1,403,742
Net realized and unrealized gain (loss)	1,391,368		632,469	1,486,917
Net increase (decrease) in net assets applicable to Common shares from operations	$2,444,727		$1,255,905	$2,845,604

See accompanying notes to financial statements.

54	Nuveen Investments

	North Carolina Premium Income (NNC	)	North Carolina Dividend Advantage (NRB	)	North Carolina Dividend Advantage 2 (NNO )	North Carolina Dividend Advantage 3 (NII )
Investment Income	$3,415,932		$1,299,611		$2,088,863	$2,160,195
Expenses
Management fees	452,288		161,811		268,214	269,669
Shareholders’ servicing agent fees and expenses	13,260		8,247		8,354	8,402
Interest expense and amortization of offering costs	803,687		279,323		465,225	462,776
Custodian’s fees and expenses	14,545		6,934		10,043	9,838
Trustees’ fees and expenses	2,236		796		1,343	1,351
Professional fees	17,570		9,980		12,260	12,258
Shareholders’ reports – printing and mailing expenses	18,783		9,722		14,247	12,084
Stock exchange listing fees	19,417		7,375		23,911	26,219
Investor relations expense	4,314		1,775		2,953	2,948
Reorganization expense	340,000		40,000		70,000	85,000
Other expenses	30,014		24,726		24,152	26,067
Total expenses before custodian fee credit and expense reimbursement	1,716,114		550,689		900,702	916,612
Custodian fee credit	(140)		(357)		(252)	(455)
Expense reimbursement	—		—		(21,352)	—
Net expenses	1,715,974		550,332		879,098	916,157
Net investment income (loss)	1,699,958		749,279		1,209,765	1,244,038
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	85,179		117,372		42,581	(1,312)
Change in net unrealized appreciation (depreciation) of investments	2,550,982		854,426		1,567,209	1,809,401
Net realized and unrealized gain (loss)	2,636,161		971,798		1,609,790	1,808,089
Net increase (decrease) in net assets applicable to Common shares from operations	$4,336,119		$1,721,077		$2,819,555	$3,052,127

See accompanying notes to financial statements.

Nuveen Investments	55

Statement of
Changes in Net Assets (Unaudited)

	Georgia Premium Income (NPG)		Georgia Dividend Advantage (NZX)		Georgia Dividend Advantage 2 (NKG)
	Six Months Ended 11/30/11	Year Ended 5/31/11	Six Months Ended 11/30/11	Year Ended 5/31/11	Six Months Ended 11/30/11	Year Ended 5/31/11
Operations
Net investment income (loss)	$1,053,359	$2,455,926	$623,436	$1,327,409	$1,358,687	$2,956,515
Net realized gain (loss) from investments	44,295	144,637	74,633	119,104	83,175	(37,160)
Change in net unrealized appreciation (depreciation) of investments	1,347,073	(1,648,415)	557,836	(851,317)	1,403,742	(1,588,354)
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	2,444,727	952,148	1,255,905	595,196	2,845,604	1,331,001
Distributions to Common Shareholders
From net investment income	(1,319,209)	(2,694,971)	(739,726)	(1,514,237)	(1,605,861)	(3,279,797)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(1,319,209)	(2,694,971)	(739,726)	(1,514,237)	(1,605,861)	(3,279,797)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	8,716	18,644	5,591	35,966	6,347	4,430
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	8,716	18,644	5,591	35,966	6,347	4,430
Net increase (decrease) in net assets applicable to Common shares	1,134,234	(1,724,179)	521,770	(883,075)	1,246,090	(1,944,366)
Net assets applicable to Common shares at the beginning of period	53,293,775	55,017,954	28,296,109	29,179,184	62,776,542	64,720,908
Net assets applicable to Common shares at the end of period	$54,428,009	$53,293,775	$28,817,879	$28,296,109	$64,022,632	$62,776,542
Undistributed (Over-distribution of) net investment income at the end of period	$160,075	$425,925	$47,324	$163,614	$58,629	$305,803

See accompanying notes to financial statements.

56	Nuveen Investments

	North Carolina Premium Income (NNC)		North Carolina Dividend Advantage (NRB)
	Six Months Ended 11/30/11	Year Ended 5/31/11	Six Months Ended 11/30/11	Year Ended 5/31/11
Operations
Net investment income (loss)	$1,699,958	$4,371,733	$749,279	$1,636,947
Net realized gain (loss) from investments	85,179	182,780	117,372	84,515
Change in net unrealized appreciation (depreciation) of investments	2,550,982	(2,183,452)	854,426	(1,143,283)
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	—	(56,262)	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	4,336,119	2,314,799	1,721,077	578,179
Distributions to Common Shareholders
From net investment income	(2,301,298)	(4,733,444)	(927,381)	(1,907,610)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(2,301,298)	(4,733,444)	(927,381)	(1,907,610)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	33,587	104,888	15,239	49,047
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	33,587	104,888	15,239	49,047
Net increase (decrease) in net assets applicable to Common shares	2,068,408	(2,313,757)	808,935	(1,280,384)
Net assets applicable to Common shares at the beginning of period	91,256,128	93,569,885	33,336,573	34,616,957
Net assets applicable to Common shares at the end of period	$93,324,536	$91,256,128	$34,145,508	$33,336,573
Undistributed (Over-distribution of) net investment income at the end of period	$81,278	$682,618	$49,990	$228,092

See accompanying notes to financial statements.

Nuveen Investments	57

Statement of
Changes in Net Assets (Unaudited) (continued)

	North Carolina Dividend Advantage 2 (NNO)		North Carolina Dividend Advantage 3 (NII)
	Six Months Ended 11/30/11	Year Ended 5/31/11	Six Months Ended 11/30/11	Year Ended 5/31/11
Operations
Net investment income (loss)	$1,209,765	$2,583,834	$1,244,038	$2,701,676
Net realized gain (loss) from investments	42,581	199,622	(1,312)	210,747
Change in net unrealized appreciation (depreciation) of investments	1,567,209	(1,744,087)	1,809,401	(1,916,912)
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	2,819,555	1,039,369	3,052,127	995,511
Distributions to Common Shareholders
From net investment income	(1,486,215)	(3,061,963)	(1,517,945)	(3,117,824)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(1,486,215)	(3,061,963)	(1,517,945)	(3,117,824)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	6,146	26,093	5,446	26,901
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	6,146	26,093	5,446	26,901
Net increase (decrease) in net assets applicable to Common shares	1,339,486	(1,996,501)	1,539,628	(2,095,412)
Net assets applicable to Common shares at the beginning of period	54,593,162	56,589,663	55,959,025	58,054,437
Net assets applicable to Common shares at the end of period	$55,932,648	$54,593,162	$57,498,653	$55,959,025
Undistributed (Over-distribution of) net investment income at the end of period	$(5,698)	$270,752	$(71,913)	$201,994

See accompanying notes to financial statements.

58	Nuveen Investments

Statement of
Cash Flows
Six Months Ended November 30, 2011 (Unaudited)

	Georgia Premium Income (NPG )	Georgia Dividend Advantage (NZX )	Georgia Dividend Advantage 2 (NKG )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$2,444,727	$1,255,905	$2,845,604
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(5,029,464)	(5,425,097)	(6,064,837)
Proceeds from sales and maturities of investments	3,068,677	6,387,950	7,190,530
Amortization (Accretion) of premiums and discounts, net	26,776	(9,022)	113,590
(Increase) Decrease in:
Receivable for interest	31,389	884	54,561
Receivable for investments sold	1,086,300	(1,723,539)	(50,000)
Other assets	1,080	(265)	958
Increase (Decrease) in:
Payable for interest	(9)	(3)	(9)
Payable for investments purchased	135,998	355,697	207,400
Accrued management fees	(707)	1,418	(976)
Accrued other expenses	235,660	59,565	122,528
Net realized (gain) loss from investments	(44,295)	(74,633)	(83,175)
Change in net unrealized (appreciation) depreciation of investments	(1,347,073)	(557,836)	(1,403,742)
Taxes paid on undistributed capital gains	(138)	(46)	(32)
Net cash provided by (used in) operating activities	608,921	270,978	2,932,400
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	65,367	41,918	73,898
Increase (Decrease) in:
Cash overdraft balance	—	—	—
Payable for offering costs	(64,602)	(63,257)	(75,867)
Cash distributions paid to Common shareholders	(1,317,080)	(739,343)	(1,609,935)
Net cash provided by (used in) financing activities	(1,316,315)	(760,682)	(1,611,904)
Net Increase (Decrease) in Cash	(707,394)	(489,704)	1,320,496
Cash at the beginning of period	1,210,535	1,311,567	53,174
Cash at the End of Period	$503,141	$821,863	$1,373,670
Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

Georgia		Georgia		Georgia
Premium		Dividend		Dividend
Income		Advantage		Advantage 2
(NPG	)	(NZX	)	(NKG	)
$8,716		$5,591		$6,347

Cash paid for interest (excluding amortization of offering costs) was as follows:

Georgia		Georgia		Georgia
Premium		Dividend		Dividend
Income		Advantage		Advantage 2
(NPG	)	(NZX	)	(NKG	)
$378,503		$191,668		$431,025

See accompanying notes to financial statements.

Nuveen Investments	59

Statement of
Cash Flows (continued)

	North Carolina Premium Income (NNC )	North Carolina Dividend Advantage (NRB )	North Carolina Dividend Advantage 2 (NNO )	North Carolina Dividend Advantage 3 (NII )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$4,336,119	$1,721,077	$2,819,555	$3,052,127
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(6,374,554)	(5,774,900)	(2,224,158)	(4,920,298)
Proceeds from sales and maturities of investments	6,676,510	5,311,750	2,086,089	4,985,300
Amortization (Accretion) of premiums and discounts, net	158,182	64,216	57,475	75,150
(Increase) Decrease in:
Receivable for interest	16,103	17,316	(111,429)	(87,531)
Receivable for investments sold	(2,912,653)	(27,205)	5,118	(532,184)
Other assets	18,844	(1,737)	(3,333)	(1,528)
Increase (Decrease) in:
Payable for interest	(8)	5	9	(9)
Payable for investments purchased	(647,721)	(1,432,462)	(2,922,244)	(2,922,244)
Accrued management fees	(1,288)	(390)	(628)	(618)
Accrued other expenses	357,505	45,621	78,860	97,829
Net realized (gain) loss from investments	(85,179)	(117,372)	(42,581)	1,312
Change in net unrealized (appreciation) depreciation of investments	(2,550,982)	(854,426)	(1,567,209)	(1,809,401)
Taxes paid on undistributed capital gains	—	(105)	(195)	—
Net cash provided by (used in) operating activities	(1,009,122)	(1,048,612)	(1,824,671)	(2,062,095)
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	136,388	50,427	71,088	69,443
Increase (Decrease) in:
Cash overdraft balance	2,985,506	666,929	473,301	681,584
Payable for offering costs	(77,906)	(69,917)	(63,574)	(96,114)
Cash distributions paid to Common shareholders	$(2,286,559)	(920,362)	(1,495,532)	(1,526,773)
Net cash provided by (used in) financing activities	757,429	(272,923)	(1,014,717)	(871,860)
Net Increase (Decrease) in Cash	(251,693)	(1,321,535)	(2,839,388)	(2,933,955)
Cash at the beginning of period	251,693	1,321,535	2,839,388	2,933,955
Cash at the End of Period	$—	$—	$—	$—
Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

North		North		North		North
Carolina		Carolina		Carolina		Carolina
Premium		Dividend		Dividend		Dividend
Income		Advantage		Advantage 2		Advantage 3
(NNC	)	(NRB	)	(NNO	)	(NII	)
$33,587		$15,239		$6,146		$5,446

Cash paid for interest (excluding amortization of offering costs) was as follows:

North		North		North		North
Carolina		Carolina		Carolina		Carolina
Premium		Dividend		Dividend		Dividend
Income		Advantage		Advantage 2		Advantage 3
(NNC	)	(NRB	)	(NNO	)	(NII	)
$667,307		$228,890		$394,128		$393,342

See accompanying notes to financial statements.

60	Nuveen Investments

Financial
Highlights (Unaudited)

Nuveen Investments	61

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Georgia Premium Income (NPG)
Year Ended 5/31:
2012(f)	$14.00	$.28	$.36	$—	$—		$.64	$(.35)	$—	$(.35)	$14.29	$14.22
2011	14.46	.65	(.40)	—	—		.25	(.71)	—	(.71)	14.00	13.27
2010	13.72	.78	.66	(.02)	—		1.42	(.68)	—	(.68)	14.46	13.95
2009	14.19	.85	(.55)	(.16)	—		.14	(.61)	—	(.61)	13.72	12.10
2008	14.55	.84	(.30)	(.24)	(.01)		.29	(.61)	(.04)	(.65)	14.19	13.15
2007	14.55	.86	.04	(.23)	—		.67	(.67)	—	(.67)	14.55	14.12

Georgia Dividend Advantage (NZX)
Year Ended 5/31:
2012(f)	14.35	.32	.32	—	—		.64	(.38)	—	(.38)	14.61	14.90
2011	14.81	.67	(.36)	—	—		.31	(.77)	—	(.77)	14.35	13.84
2010	13.98	.84	.75	(.02)	—		1.57	(.74)	—	(.74)	14.81	15.18
2009	14.47	.91	(.57)	(.17)	—		.17	(.66)	—	(.66)	13.98	13.46
2008	14.65	.90	(.16)	(.26)	—		.48	(.66)	—	(.66)	14.47	13.47
2007	14.71	.92	.02	(.25)	—		.69	(.75)	—	(.75)	14.65	16.00

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

62	Nuveen Investments

			Ratios/Supplemental Data
Total Returns				Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value	(b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

9.83%	4.57%		$54,428	3.71	%*	3.88	%*	N/A		N/A		4%
.18	1.81		53,294	2.91		4.59		N/A		N/A		5
21.21	10.52		55,018	1.69		5.51		N/A		N/A		2
(2.86)	1.33		52,227	1.44		6.44		N/A		N/A		12
(2.17)	2.06		54,011	1.25		5.86		N/A		N/A		31
(2.55)	4.62		55,359	1.25		5.84		N/A		N/A		4

10.50	4.45		28,818	3.34	*	4.28	*	3.29	%*	4.33	%*	13
(3.77)	2.17		28,296	2.93		4.55		2.83		4.65		9
18.75	11.41		29,179	1.76		5.62		1.58		5.81		4
5.67	1.46		27,522	1.53		6.50		1.27		6.76		8
(11.73)	3.33		28,498	1.32		5.86		.99		6.19		22
8.10	4.75		28,831	1.35		5.74		.94		6.14		11

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of September 30, 2011, the Adviser is no longer reimbursing Georgia Dividend Advantage (NZX) for any fees or expenses.

(e)	The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Georgia Premium Income (NPG)
Year Ended 5/31:
2012(f)	1.63	%*
2011	1.66
2010	.46
2009	.11
2008	—
2007	—

Georgia Dividend Advantage (NZX)
Year Ended 5/31:
2012(f)	1.62	*
2011	1.64
2010	.46
2009	.11
2008	—
2007	—

(f)	For the six months ended November 30, 2011.
*	Annualized.
N/A	Fund does not have a contractual reimbursement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	63

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Georgia Dividend Advantage 2 (NKG)
Year Ended 5/31:
2012(f)	$13.78	$.30	$.32	$—	$—		$.62	$(.35)	$—	$(.35)	$14.05	$14.09
2011	14.21	.65	(.36)	—	—		.29	(.72)	—	(.72)	13.78	13.92
2010	13.27	.78	.87	(.02)	—		1.63	(.69)	—	(.69)	14.21	14.00
2009	13.92	.87	(.73)	(.16)	—		(.02)	(.63)	—	(.63)	13.27	11.88
2008	14.44	.88	(.50)	(.26)	—		.12	(.64)	—	(.64)	13.92	13.18
2007	14.25	.89	.17	(.24)	—		.82	(.63)	—	(.63)	14.44	14.50

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

64	Nuveen Investments

			Ratios/Supplemental Data
Total Returns				Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value	(b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

3.82%	4.55%		$64,023	3.14	%*	4.25	%*	3.14	%*	4.25	%*	6%
4.84	2.13		62,777	2.79		4.64		2.75		4.68		4
24.23	12.54		64,721	1.75		5.43		1.59		5.59		3
(4.77)	.20		60,419	1.42		6.54		1.13		6.84		13
(4.64)	.89		63,402	1.23		5.82		.83		6.22		23
14.40	5.79		65,770	1.24		5.63		.75		6.11		7

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of September 30, 2010, the Adviser is no longer reimbursing Georgia Dividend Advantage 2 (NKG) for any fees and expenses.

(e)	The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Georgia Dividend Advantage 2 (NKG)
Year Ended 5/31:
2012(f)	1.58	%*
2011	1.60
2010	.55
2009	.10
2008	—
2007	—

(f)	For the six months ended November 30, 2011.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	65

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
North Carolina Premium Income (NNC)
Year Ended 5/31:
2012(f)	$14.34	$.27	$.41	$—	$—	$.68	$(.36)	$—	$(.36)	$14.66	$14.86
2011	14.72	.69	(.32)	(.01)	—	.36	(.74)	—	(.74)	14.34	14.41
2010	13.78	.81	.87	(.03)	—	1.65	(.71)	—	(.71)	14.72	15.37
2009	13.98	.85	(.27)	(.17)	—	.41	(.61)	—	(.61)	13.78	12.60
2008	14.36	.84	(.35)	(.23)	(.01)	.25	(.59)	(.04)	(.63)	13.98	13.30
2007	14.34	.85	.07	(.23)	— *	.69	(.66)	(.01)	(.67)	14.36	14.30

North Carolina Dividend Advantage (NRB)
Year Ended 5/31:
2012(f)	14.67	.33	.43	—	—	.76	(.41)	—	(.41)	15.02	15.71
2011	15.26	.72	(.47)	—	—	.25	(.84)	—	(.84)	14.67	14.94
2010	14.52	.94	.64	(.03)	—	1.55	(.81)	—	(.81)	15.26	16.15
2009	14.52	.95	(.08)	(.17)	—	.70	(.70)	—	(.70)	14.52	14.26
2008	14.78	.93	(.22)	(.24)	(.01)	.46	(.69)	(.03)	(.72)	14.52	15.28
2007	14.87	.93	.03	(.22)	(.01)	.73	(.77)	(.05)	(.82)	14.78	16.44

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

66	Nuveen Investments

			Ratios/Supplemental Data
Total Returns				Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value	(b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

5.72%	4.79%		$93,325	3.69	%**	3.66	%**	N/A		N/A		4%
(1.27)	2.57		91,256	2.49		4.77		N/A		N/A		6
28.20	12.24		93,570	1.54		5.68		N/A		N/A		6
(.44)	3.22		87,558	1.39		6.43		N/A		N/A		4
(2.52)	1.76		88,827	1.39		5.94		N/A		N/A		12
(.78)	4.84		91,191	1.27		5.82		N/A		N/A		13

8.04	5.21		34,146	3.24	**	4.40	**	3.24	%**	4.40	%**	10
(2.16)	1.72		33,337	3.01		4.80		2.95		4.85		10
19.40	10.88		34,617	1.63		6.13		1.51		6.25		6
(1.82)	5.17		32,894	1.71		6.63		1.51		6.83		7
(2.28)	3.26		32,868	1.91		6.07		1.63		6.35		6
(2.26)	4.98		33,409	1.68		5.82		1.34		6.17		15

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of January 31, 2011, the Adviser is no longer reimbursing North Carolina Dividend Advantage (NRB) for any fees or expenses.

(e)	The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

North Carolina Premium Income (NNC)
Year Ended 5/31:
2012(f)	1.73	%**
2011	1.29
2010	.34
2009	.07
2008	.14
2007	.03

North Carolina Dividend Advantage (NRB)
Year Ended 5/31:
2012(f)	1.64	**
2011	1.68
2010	.37
2009	.34
2008	.62
2007	.39

(f)	For the six months ended November 30, 2011.
*	Rounds to less than $.01 per share.
**	Annualized.
N/A	Fund does not have a contractual reimbursement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	67

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
North Carolina Dividend Advantage 2 (NNO)
Year Ended 5/31:
2012(f)	$14.55	$.32	$.43	$—	$—		$.75	$(.40)	$—	$(.40)	$14.90	$15.27
2011	15.09	.69	(.41)	—	—		.28	(.82)	—	(.82)	14.55	14.21
2010	14.31	.89	.70	(.03)	—	*	1.56	(.78)	— *	(.78)	15.09	15.73
2009	14.47	.92	(.26)	(.17)	—		.49	(.65)	—	(.65)	14.31	13.60
2008	14.76	.91	(.24)	(.25)	(.02)		.40	(.63)	(.06)	(.69)	14.47	13.66
2007	14.75	.91	.10	(.23)	(.01)		.77	(.71)	(.05)	(.76)	14.76	15.50

North Carolina Dividend Advantage 3 (NII)
Year Ended 5/31:
2012(f)	14.21	.32	.46	—	—		.78	(.39)	—	(.39)	14.60	14.96
2011	14.75	.69	(.44)	—	—		.25	(.79)	—	(.79)	14.21	14.22
2010	14.00	.85	.67	(.02)	—		1.50	(.75)	—	(.75)	14.75	15.86
2009	14.13	.90	(.21)	(.16)	—		.53	(.66)	—	(.66)	14.00	13.60
2008	14.38	.88	(.25)	(.23)	—		.40	(.65)	—	(.65)	14.13	14.12
2007	14.26	.89	.11	(.23)	—		.77	(.65)	—	(.65)	14.38	14.64

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

68	Nuveen Investments

			Ratios/Supplemental Data
Total Returns				Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value	(b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

10.38%	5.17%		$55,933	3.23	%**	4.26	%**	3.16	%**	4.34	%**	2%
(4.55)	1.92		54,593	2.91		4.57		2.79		4.69		14
21.86	11.11		56,590	1.55		5.80		1.36		5.99		9
4.72	3.69		53,653	1.48		6.39		1.21		6.66		4
(7.33)	2.83		54,240	1.54		5.87		1.21		6.20		8
6.64	5.24		55,349	1.39		5.68		.97		6.09		9

8.03	5.50		57,499	3.21	**	4.35	**	3.21	**	4.35	**	5
(5.28)	1.79		55,959	2.79		4.74		2.75		4.78		17
22.76	10.95		58,054	1.76		5.71		1.60		5.87		6
1.43	4.11		55,065	1.55		6.39		1.26		6.68		4
1.12	2.90		55,555	1.68		5.79		1.28		6.19		15
6.23	5.48		56,511	1.49		5.62		1.02		6.09		12

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of September 30, 2010, the Adviser is no longer reimbursing North Carolina Dividend Advantage 3 (NII) for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

North Carolina Dividend Advantage 2 (NNO)
Year Ended 5/31:
2012(f)	1.67	%**
2011	1.70
2010	.32
2009	.16
2008	.29
2007	.15

North Carolina Dividend Advantage 3 (NII)
Year Ended 5/31:
2012(f)	1.62	**
2011	1.65
2010	.56
2009	.24
2008	.44
2007	.26

(f)	For the six months ended November 30, 2011.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	69

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (a)
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
Georgia Premium Income (NPG)
Year Ended 5/31:
2012(b)	$—	$—	$—	$28,340	$10.00	$29.21
2011	—	—	—	28,340	10.00	28.81
2010	—	—	—	28,340	10.00	29.41
2009	27,800	25,000	71,967	—	—	—
2008	27,800	25,000	73,571	—	—	—
2007	27,800	25,000	74,784	—	—	—

Georgia Dividend Advantage (NZX)
Year Ended 5/31:
2012(b)	—	—	—	14,340	10.00	30.10
2011	—	—	—	14,340	10.00	29.73
2010	—	—	—	14,340	10.00	30.35
2009	15,000	25,000	70,871	—	—	—
2008	15,000	25,000	72,497	—	—	—
2007	15,000	25,000	73,052	—	—	—

Georgia Dividend Advantage 2 (NKG)
Year Ended 5/31:
2012(b)	—	—	—	32,265	10.00	29.84
2011	—	—	—	32,265	10.00	29.46
2010	—	—	—	32,265	10.00	30.06
2009	31,700	25,000	72,649	—	—	—
2008	33,000	25,000	73,032	—	—	—
2007	33,000	25,000	74,825	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	Series	Ending Market Value Per Share	Average Market Value Per Share
Georgia Premium Income (NPG)
Year Ended 5/31:
2012(b)	2015	$10.06	$10.07
2011	2015	10.06	10.02
2010	2015	9.99	9.99	^
2009	—	—	—
2008	—	—	—
2007	—	—	—

Georgia Dividend Advantage (NZX)
Year Ended 5/31:
2012(b)	2015	10.04	10.07
2011	2015	10.07	10.03
2010	2015	9.97	9.98	^
2009	—	—	—
2008	—	—	—
2007	—	—	—

Georgia Dividend Advantage 2 (NKG)
Year Ended 5/31:
2012(b)	2015	10.12	10.08
2011	2015	10.04	10.02
2010	2015	10.00	9.99	^^
2009	—	—	—
2008	—	—	—
2007	—	—	—

(b)	For the six months ended November 30, 2011.
^	For the period February 22, 2010 (first issuance date of shares) through May 31, 2010.
^^	For the period January 29, 2010 (first issuance date of shares) through May 31, 2010.

70	Nuveen Investments

	ARPS at the End of Period			MTP Shares at the End of Period (a)			ARPS and MTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
North Carolina Premium Income (NNC)
Year Ended 5/31:
2012(b)	$—	$—	$—	$49,835	$10.00	$28.73	$—
2011	—	—	—	49,835	10.00	28.31	—
2010	21,550	25,000	76,020	24,300	10.00	30.41	3.04
2009	46,800	25,000	71,773	—	—	—	—
2008	46,800	25,000	72,450	—	—	—	—
2007	46,800	25,000	73,713	—	—	—	—

North Carolina Dividend Advantage (NRB)
Year Ended 5/31:
2012(b)	—	—	—	16,600	10.00	30.57	—
2011	—	—	—	16,600	10.00	30.08	—
2010	—	—	—	16,600	10.00	30.85	—
2009	17,000	25,000	73,373	—	—	—	—
2008	17,000	25,000	73,335	—	—	—	—
2007	17,000	25,000	74,130	—	—	—	—

North Carolina Dividend Advantage 2 (NNO)
Year Ended 5/31:
2012(b)	—	—	—	29,700	10.00	28.83	—
2011	—	—	—	29,700	10.00	28.38	—
2010	—	—	—	29,700	10.00	29.05	—
2009	28,000	25,000	72,905	—	—	—	—
2008	28,000	25,000	73,428	—	—	—	—
2007	28,000	25,000	74,418	—	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	Series	Ending Market Value Per Share	Average Market Value Per Share		Series	Ending Market Value Per Share	Average Market Value Per Share
North Carolina Premium Income (NNC)
Year Ended 5/31:
2012(b)	2015	$10.12	$10.08		2016	$10.01	$10.05
2011	2015	10.04	10.04		2016	10.00	9.94	ΩΩ
2010	2015	9.99	10.01	Ω	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

North Carolina Dividend Advantage (NRB)
Year Ended 5/31:
2012(b)	2015	10.12	10.06		—	—	—
2011	2015	10.04	10.01		—	—	—
2010	2015	10.00	9.97	ΩΩΩ	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

North Carolina Dividend Advantage 2 (NNO)
Year Ended 5/31:
2012(b)	2015	10.05	10.06		—	—	—
2011	2015	10.01	10.01		—	—	—
2010	2015	9.97	9.97	ΩΩΩ	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

(b)	For the six months ended November 30, 2011.
Ω	For the period January 21, 2010 (first issuance date of shares) through May 31, 2010.
ΩΩ	For the period December 14, 2010 (first issuance date of shares) through May 31, 2011.
ΩΩΩ	For the period March 30, 2010 (first issuance date of shares) through May 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments	71

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (a)
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
North Carolina Dividend Advantage 3 (NII)
Year Ended 5/31:
2012(b)	$—	$—	$—	$28,725	$10.00	$30.02
2011	—	—	—	28,725	10.00	29.48
2010	—	—	—	28,725	10.00	30.21
2009	28,000	25,000	74,165	—	—	—
2008	28,000	25,000	74,602	—	—	—
2007	28,000	25,000	75,457	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	Series	Ending Market Value Per Share	Average Market Value Per Share
North Carolina Dividend Advantage 3 (NII)
Year Ended 5/31:
2012(b)	2015	$10.07	$10.08
2011	2015	10.02	10.03
2010	2015	10.00	9.99	^
2009	—	—	—
2008	—	—	—
2007	—	—	—

(b)	For the six months ended November 30, 2011.
^	For the period February 9, 2010 (first issuance date of shares) through May 31, 2010.

See accompanying notes to financial statements.
72	Nuveen Investments

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The state funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Georgia Premium Income Municipal Fund (NPG), Nuveen Georgia Dividend Advantage Municipal Fund (NZX), Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG), Nuveen North Carolina Premium Income Municipal Fund (NNC), Nuveen North Carolina Dividend Advantage Municipal Fund (NRB), Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) and Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII) (each a “Fund” and collectively, the “Funds”). Common shares of Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2 (NKG), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII) are traded on the New York Stock Exchange (“NYSE”) while Common shares of North Carolina Premium Income (NNC) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

Approved Fund Mergers
On August 1, 2011, the Funds’ Board of Trustees approved a series of reorganizations for all the Georgia and North Carolina Funds included in this report. The reorganizations in each respective state are intended to create a single larger state fund, which would potentially offer shareholders the following benefits:

•	Lower Fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;

•	Enhanced secondary market trading, as larger Funds potentially make it easier for investors to buy and sell Fund shares;

•	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and

•	Increased Fund flexibility in managing the structure and cost of leverage over time.

The approved reorganizations are as follows:

Acquired Funds	Acquiring Fund
Georgia Funds
Georgia Premium Income (NPG)	Georgia Dividend Advantage 2 (NKG)
Georgia Dividend Advantage (NZX)

Acquired Funds	Acquiring Fund
North Carolina Funds
North Carolina Dividend Advantage (NRB)	North Carolina Premium Income (NNC)
North Carolina Dividend Advantage 2 (NNO)
North Carolina Dividend Advantage 3 (NII)

A special meeting of shareholders for the purpose of voting on the reorganizations was held on December 19, 2011 and subsequently adjourned to January 31, 2012 because a sufficient number of shareholders did not vote by the original meeting date and in order to allow shareholders more time to cast their votes.

If shareholders approve the reorganizations, and upon the closing of the reorganizations, the Acquired Fund will transfer substantially all of its assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund. The Acquired Fund will then be liquidated, dissolved and terminated in accordance with its Declaration of Trust.

If shareholders approve the reorganizations, Acquired Fund shareholders will become shareholders of the Acquiring Fund. Holders of common shares will receive newly issued common shares of the Acquiring Fund, the aggregate net asset value of which will be equal to the aggregate net asset value of the common shares of the Acquired Fund held immediately prior to the reorganizations (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled). Fractional shares will be sold on the open market and shareholders will receive cash in lieu of such fractional

Nuveen Investments	73

Notes to
Financial Statements (Unaudited) (continued)

shares. Holders of MuniFund Term Preferred (“MTP”) Shares of each Acquired Fund will receive on a one-for-one basis newly issued MTP Shares of the Acquiring Fund, in exchange for MTP Shares of the Acquired Fund held immediately prior to the reorganization, with such new Acquired Fund MTP Shares having the same terms of exchanged MTP Shares of the Acquired Fund.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by Nuveen Funds Advisors, Inc. (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2011, Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2 (NKG), North Carolina Premium Income (NNC), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII) had outstanding delayed delivery purchase commitments of $135,998, $135,998, $135,998, $397,919, $135,998, $266,958 and $266,958.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

74	Nuveen Investments

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of May 31, 2011, the Funds redeemed all of their outstanding ARPS at liquidation value.

MuniFund Term Preferred Shares
The Funds have issued and outstanding MTP Shares, with a $10 stated value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, each Fund’s outstanding ARPS. Each Fund’s MTP Shares may be issued in more than one Series. Dividends on MTP Shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of November 30, 2011, the number of MTP Shares outstanding, annual interest rate and NYSE “ticker” symbol for each Fund’s series of MTP Shares are as follows:

	Georgia Premium Income (NPG)			Georgia Dividend Advantage (NZX)
		Annual			Annual
	Shares	Interest	NYSE	Shares	Interest	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series 2015	2,834,000	2.65%	NPG Pr C	1,434,000	2.65%	NZX Pr C

	Georgia Dividend Advantage 2 (NKG)			North Carolina Premium Income (NNC)
		Annual			Annual
	Shares	Interest	NYSE	Shares	Interest	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series 2015	3,226,500	2.65%	NKG Pr C	2,430,000	2.65%	NNC Pr C
Series 2016	—	—	—	2,553,500	2.60	NNC Pr D

	North Carolina Dividend Advantage (NRB)			North Carolina Dividend Advantage 2 (NNO)
		Annual			Annual
	Shares	Interest	NYSE	Shares	Interest	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series 2015	1,660,000	2.60%	NRB Pr C	2,970,000	2.60%	NNO Pr C

	North Carolina Dividend Advantage 3 (NII)
		Annual
	Shares	Interest	NYSE
	Outstanding	Rate	Ticker
Series 2015	2,872,500	2.65%	NII Pr C

Nuveen Investments	75

Notes to
Financial Statements (Unaudited) (continued)

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares are as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)
	Series 2015		Series 2015		Series 2015
Term Redemption Date	March 1, 2015		March 1, 2015		February 1, 2015
Optional Redemption Date	March 1, 2011		March 1, 2011		February 1, 2011
Premium Expiration Date	February 29, 2012		February 29, 2012		January 31, 2012

	North		North		North		North		North
	Carolina		Carolina		Carolina		Carolina		Carolina
	Premium		Premium		Dividend		Dividend		Dividend
	Income		Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NNC	)	(NRB	)	(NNO	)	(NII	)
	Series 2015		Series 2016		Series 2015		Series 2015		Series 2015
Term Redemption Date	February 1, 2015		January 1, 2016		April 1, 2015		April 1, 2015		March 1, 2015
Optional Redemption Date	February 1, 2011		January 1, 2012		April 1, 2011		April 1, 2011		March 1, 2011
Premium Expiration Date	January 31, 2012		December 31, 2012		March 31, 2012		March 31, 2012		February 29, 2012

The average liquidation value of all MTP Shares outstanding for each Fund during the six months ended November 30, 2011, was as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)
Average liquidation value of MTP Shares outstanding	$28,340,000		$14,340,000		$32,265,000

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)
Average liquidation value of MTP Shares outstanding	$49,835,000		$16,600,000		$29,700,000		$28,725,000

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Nuveen has agreed that net amounts earned by Nuveen as underwriter of each Fund’s MTP Share offering would be credited to the Funds, and would be recorded as reductions of offering costs recognized by the Funds. During the six months ended November 30, 2011, Nuveen earned no net underwriting amounts on the Funds’ MTP Shares.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the

76	Nuveen Investments

underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended November 30, 2011, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At November 30, 2011, the Funds were not invested in externally-deposited Recourse Trusts.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2011, were as follows:

							North		North		North		North
	Georgia		Georgia		Georgia		Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Income		Advantage		Advantage 2		Advantage 3
	(NPG	)	(NZX	)	(NKG	)	(NNC	)	(NRB	)	(NNO	)	(NII	)
Average floating rate obligations outstanding	$1,190,000		$660,000		$1,395,000		$5,195,000		$7,160,000		$4,805,000		$7,480,000
Average annual interest rate and fees	0.50%		0.50%		0.50%		0.51%		0.37%		0.33%		0.34%

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 2011.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Nuveen Investments	77

Notes to
Financial Statements (Unaudited) (continued)

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by the Funds in connection with their offerings of MTP Shares were recorded as a deferred charge, which will be amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Each Fund’s offering costs incurred were as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)
MTP Shares offering costs	$655,100		$420,100		$738,975

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)
MTP Shares offering costs	$1,372,525		$504,000		$710,500		$700,875

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

78	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of November 30, 2011:

Georgia Premium Income (NPG)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$82,412,045	$—	$82,412,045

Georgia Dividend Advantage (NZX)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$40,967,218	$—	$40,967,218

Georgia Dividend Advantage 2 (NKG)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$95,067,553	$—	$95,067,553

North Carolina Premium Income (NNC)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$146,390,041	$—	$146,390,041

North Carolina Dividend Advantage (NRB)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$57,240,626	$—	$57,240,626

North Carolina Dividend Advantage 2 (NNO)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$89,631,785	$—	$89,631,785

North Carolina Dividend Advantage 3 (NII)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$92,688,677	$—	$92,688,677

During the six months ended November 30, 2011, the Funds recognized no significant transfers to or from Level 1, Level 2 or Level 3.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended November 30, 2011.

4. Fund Shares
Common Shares
Since the inception of the Funds’ repurchase program, the Funds have not repurchased any of their outstanding Common shares. Transactions in Common shares were as follows:

	Georgia		Georgia Dividend		Georgia Dividend
	Premium Income (NPG)		Advantage (NZX)		Advantage 2 (NKG)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	11/30/11	5/31/11	11/30/11	5/31/11	11/30/11	5/31/11

Common shares issued to shareholders due to reinvestment of distributions	611	1,290	377	2,445	455	313

	North Carolina		North Carolina
	Premium Income (NNC)		Dividend Advantage (NRB)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	11/30/11	5/31/11	11/30/11	5/31/11

Common shares issued to shareholders due to reinvestment of distributions	2,291	7,169	1,025	3,242

Nuveen Investments	79

Notes to
Financial Statements (Unaudited) (continued)

	North Carolina		North Carolina
	Dividend		Dividend
	Advantage 2 (NNO)		Advantage 3 (NII)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	11/30/11	5/31/11	11/30/11	5/31/11

Common shares issued to shareholders due to reinvestment of distributions	407	1,708	377	1,828

Preferred Shares
Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2 (NKG), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII) redeemed all of their outstanding ARPS during the fiscal year ended May 31, 2010.

Transactions in ARPS were as follows:

North Carolina Premium Income (NNC)
Six Months
	Ended		Year Ended
	11/30/11		5/31/11
	Shares	Amount	Shares	Amount

ARPS redeemed:
Series TH	N/A	N/A	862	$21,550,000

N/A – As of May 31, 2011, the Fund redeemed all of its outstanding ARPS at liquidation value.

Transactions in MTP Shares were as follows:

	Georgia Premium Income (NPG)				Georgia Dividend Advantage (NZX)
	Six Months				Six Months
	Ended		Year Ended		Ended		Year Ended
	11/30/11		5/31/11		11/30/11		5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

MTP Shares issued:
Series 2015	—	$—	—	$—	—	$—	—	$—

	Georgia Dividend Advantage 2 (NKG)				North Carolina Premium Income (NNC)
	Six Months				Six Months
	Ended		Year Ended		Ended		Year Ended
	11/30/11		5/31/11		11/30/11		5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

MTP Shares issued:
Series 2015	—	$—	—	$—	—	$—	—	$—
Series 2016	—	—	—	—	—	—	2,553,500	25,535,000

	North Carolina Dividend Advantage (NRB)				North Carolina Dividend Advantage 2 (NNO)
	Six Months				Six Months
	Ended		Year Ended		Ended		Year Ended
	11/30/11		5/31/11		11/30/11		5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

MTP Shares issued:
Series 2015	—	$—	—	$—	—	$—	—	$—

80	Nuveen Investments

North Carolina Dividend Advantage 3 (NII)
Six Months
	Ended		Year Ended
	11/30/11		5/31/11
	Shares	Amount	Shares	Amount

MTP Shares issued:
Series 2015	—	$—	—	$—

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended November 30, 2011, were as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)

Purchases	$5,029,464		$5,425,097		$6,064,837
Sales and maturities	3,068,677		6,387,950		7,190,530

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)

Purchases	$6,374,554		$5,774,900		$2,224,158		$4,920,298
Sales and maturities	6,676,510		5,311,750		2,086,089		4,985,300

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2011, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)

Cost of investments	$78,059,698		$39,163,486		$91,012,659
Gross unrealized:
Appreciation	$3,452,909		$1,384,981		$3,145,822
Depreciation	(290,107)		(240,793)		(486,617)
Net unrealized appreciation (depreciation) of investments	$3,162,802		$1,144,188		$2,659,205

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)

Cost of investments	$135,365,024		$48,096,437		$81,641,615		$82,417,741
Gross unrealized:
Appreciation	$6,350,335		$2,150,815		$3,480,703		$3,261,301
Depreciation	(519,793)		(167,425)		(296,090)		(470,390)
Net unrealized appreciation (depreciation) of investments	$5,830,542		$1,983,390		$3,184,613		$2,790,911

Nuveen Investments	81

Notes to
Financial Statements (Unaudited) (continued)

Permanent differences, primarily due to federal taxes paid, taxable market discount, nondeductible offering costs and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at May 31, 2011, the Funds’ last tax year end, as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)

Paid-in-surplus	$(129,124)		$(83,075)		$(145,916)
Undistributed (Over-distribution of) net investment income	128,862		82,967		144,691
Accumulated net realized gain (loss)	262		108		1,225

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)

Paid-in-surplus	$(190,886)		$(100,579)		$(141,839)		$(137,209)
Undistributed (Over-distribution of) net investment income	190,048		100,573		140,952		136,968
Accumulated net realized gain (loss)	838		6		887		241

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2011, the Funds’ last tax year end, were as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)

Undistributed net tax-exempt income *	$683,154		$311,638		$626,655
Undistributed net ordinary income **	920		309		210
Undistributed net long-term capital gains	—		—		—

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)

Undistributed net tax-exempt income *	$1,169,156		$406,375		$572,168		$517,561
Undistributed net ordinary income **	—		700		1,298		—
Undistributed net long-term capital gains	—		—		—		—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 2, 2011, paid on June 1, 2011.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2011, was designated for purposes of the dividends paid deduction as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)

Distributions from net tax-exempt income	$3,445,893		$1,894,084		$4,134,788
Distributions from net ordinary income**	—		—		—
Distributions from net long-term capital gains	—		—		—

82	Nuveen Investments

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)

Distributions from net tax-exempt income	$5,682,816		$2,338,991		$3,834,059		$3,878,904
Distributions from net ordinary income**	—		—		—		—
Distributions from net long-term capital gains	—		—		—		—

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2011, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Georgia		Georgia		Georgia		North Carolina		North Carolina		North Carolina		North Carolina
	Premium		Dividend		Dividend		Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Income		Advantage		Advantage 2		Advantage 3
	(NPG	)	(NZX	)	(NKG	)	(NNC	)	(NRB	)	(NNO	)	(NII	)

Expiration:
May 31, 2013	$—		$—		$102,004		$—		$—		$—		$—
May 31, 2014	—		—		287,093		—		—		—		419,388
May 31, 2016	—		—		—		—		—		—		115,010
May 31, 2017	780,813		55,576		1,087,212		172,628		—		—		42,115
May 31, 2018	393,867		247,287		1,329,548		353,181		134,623		387,585		56,088
May 31, 2019	—		—		48,370		—		—		—		—
Total	$1,174,680		$302,863		$2,854,227		$525,809		$134,623		$387,585		$632,601

During the Funds’ last tax year ended May 31, 2011, the following Funds utilized capital loss carryforwards as follows:

	Georgia		Georgia		North Carolina		North Carolina		North Carolina		North Carolina
	Premium		Dividend		Premium		Dividend		Dividend		Dividend
	Income		Advantage		Income		Advantage		Advantage 2		Advantage 3
	(NPG	)	(NZX	)	(NNC	)	(NRB	)	(NNO	)	(NII	)

Utilized capital loss carryforwards	$122,477		$119,212		$183,618		$82,221		$200,509		$210,988

The Funds have elected to defer net realized losses from investments incurred from November 1, 2010 through May 31, 2011, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer post-October losses as follows:

	Georgia
	Dividend
	Advantage 2
	(NKG	)

Post-October capital losses	$38,605

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedules:

Georgia Premium Income (NPG)
North Carolina Premium Income (NNC)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Nuveen Investments	83

Notes to
Financial Statements (Unaudited) (continued)

Georgia Dividend Advantage (NZX)
Georgia Dividend Advantage 2 (NKG)
North Carolina Dividend Advantage (NRB)
North Carolina Dividend Advantage 2 (NNO)
North Carolina Dividend Advantage 3 (NII)
Average Daily Managed Assets*	Fund-Level Fee Rate

For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level

$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of November 30, 2011, the complex level fee rate for these Funds was .1774%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

For the first ten years of Georgia Dividend Advantage’s (NZX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
September 30,		September 30,

2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30

*	From the commencement of operations.

84	Nuveen Investments

The Adviser has not agreed to reimburse Georgia Dividend Advantage (NZX) for any portion of its fees and expenses beyond September 30, 2011.

For the first ten years of North Carolina Dividend Advantage 2’s (NNO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
November 30,		November 30,

2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage 2 (NNO) for any portion of its fees and expenses beyond November 30, 2011.

8. New Accounting Pronouncements

Fair Value Measurements and Disclosures
On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 (“ASU No. 2011-04”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2 and the reasons for the transfers and ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Nuveen Investments	85

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

86	Nuveen Investments

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	87

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both structural leverage and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any structural leverage.

■
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets.

88	Nuveen Investments

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■
Lipper Other States Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 45 funds; 1-year, 45 funds; 5-year, 45 funds; and 10-year, 31 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Standard & Poor’s (S&P) Georgia Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Georgia municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Standard & Poor’s (S&P) National Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Standard & Poor’s (S&P) North Carolina Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade North Carolina municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

Nuveen Investments	89

Glossary of Terms
Used in this Report (continued)

■
Structural Leverage: Structural Leverage consists of preferred shares or debt issued by the Fund. Both of these are part of a Fund’s capital structure. Structural leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pays interest periodically.

90	Nuveen Investments

Additional Fund Information

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund
Advisors, Inc.
333 West Wacker
Drive Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common and Preferred Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.
Common Shares
Fund	Repurchased
NPG	—
NZX	—
NKG	—
NNC	—
NRB	—
NNO	—
NII	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	91

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of Nuveen Asset Management, NWQ, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $207 billion of assets as of October 31, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-C-1111D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen North Carolina Premium Income Municipal Fund

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: February 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: February 6, 2012

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: February 6, 2012